AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 58.36%
CONSUMER DISCRETIONARY - 8.42%
Auto Components - 1.56%
Goodyear Tire & Rubber Co.	67,962	$1,948
Johnson Controls, Inc.	157,185	7,218
Magna International, Inc., Class A	56,174	2,167

		11,333

Automobiles - 2.45%
Ford Motor Co.	243,571	3,084
General Motors Co.	263,826	8,321
Harley-Davidson, Inc.	22,067	1,168
Honda Motor Co., Ltd., Sponsored ADRA	77,202	2,094
Toyota Motor Corp., Sponsored ADRA	28,200	3,147

		17,814

Household Durables - 0.48%
Koninklijke Philips Electronics N.V.	73,041	1,940
Tupperware Brands Corp.	24,364	1,527

		3,467

Media - 1.32%
CBS Corp., Class BB	32,896	1,718
Comcast Corp., Class A	30,419	2,046
Discovery Communications, Inc., Class AC	118,484	2,963
Omnicom Group, Inc.	8,687	715
Scripps Networks Interactive, Inc., Class A	31,800	2,101

		9,543

Multiline Retail - 2.02%
Dillard’s, Inc., Class A	20,030	1,356
Kohl’s Corp.	38,726	1,611
Macy’s, Inc.	76,400	2,737
Michael Kors Holdings Ltd.C	77,828	4,025
Nordstrom, Inc.	26,685	1,180
Target Corp.	49,782	3,750

		14,659

Specialty Retail - 0.59%
Bed Bath & Beyond, Inc.	40,310	1,812
Signet Jewelers Ltd.	18,600	1,635
Staples, Inc.	88,000	818

		4,265

Total Consumer Discretionary		61,081

CONSUMER STAPLES - 1.84%
Food & Drug Retailing - 0.20%
Wal-Mart Stores, Inc.	20,006	1,460

Food Products - 0.26%
Bunge Ltd.	11,975	788
Kellogg Co.	13,058	1,080

		1,868

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Tobacco - 1.38%
Altria Group, Inc.	45,281	$3,066
Imperial Brands PLC, Sponsored ADRA D	64,554	3,407
Philip Morris International, Inc.	35,348	3,544

		10,017

Total Consumer Staples		13,345

ENERGY - 7.28%
Energy Equipment & Services - 0.25%
Cobalt International Energy, Inc.C	369,480	551
Helmerich & Payne, Inc.	20,200	1,251

		1,802

Oil & Gas - 7.03%
Anadarko Petroleum Corp.	58,100	3,168
Apache Corp.	42,652	2,239
BP PLC, Sponsored ADRA D	309,432	10,645
Canadian Natural Resources Ltd.	134,039	4,052
ConocoPhillips	84,534	3,451
Devon Energy Corp.	146,482	5,607
Hess Corp.	90,698	4,866
Kosmos Energy Ltd.C	139,184	772
Marathon Oil Corp.	301,820	4,117
Marathon Petroleum Corp.	42,016	1,655
Murphy Oil Corp.	55,557	1,524
Occidental Petroleum Corp.	43,815	3,274
Phillips 66	42,842	3,259
Royal Dutch Shell PLC, Class A, ADRA D	46,143	2,390

		51,019

Total Energy		52,821

FINANCIALS - 14.77%
Banks - 1.65%
Citizens Financial Group	144,092	3,218
PNC Financial Services Group, Inc.	65,861	5,443
Popular, Inc.	52,500	1,769
Regions Financial Corp.	169,500	1,554

		11,984

Diversified Financials - 10.26%
Bank of America Corp.	1,232,769	17,863
Blackstone Group, LPE	157,157	4,218
Capital One Financial Corp.	67,239	4,510
Citigroup, Inc.	358,365	15,700
Goldman Sachs Group, Inc.	9,550	1,517
JPMorgan Chase & Co.	177,572	11,359
KKR & Co., LPE F	360,881	5,211
Morgan Stanley	103,639	2,978
Santander Consumer USA Holdings, Inc.	156,843	1,724
SLM Corp.C	134,591	968
State Street Corp.	33,614	2,211
Synchrony Financial	61,232	1,707
Wells Fargo & Co.	92,305	4,428

		74,394

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Insurance - 2.75%
Allstate Corp.	20,620	$1,409
American International Group, Inc.	192,712	10,492
Berkshire Hathaway, Inc., Class BC	25,613	3,695
MetLife, Inc.	62,338	2,664
Unum Group	50,536	1,688

		19,948

Real Estate - 0.11%
Two Harbors Investment Corp.G	92,882	813

Total Financials		107,139

HEALTH CARE - 6.71%
Biotechnology - 0.43%
Biogen Idec, Inc.C	4,300	1,247
Gilead Sciences, Inc.	23,700	1,883

		3,130

Health Care Equipment & Supplies - 0.91%
Medtronic PLCD	62,516	5,479
Zimmer Biomet Holdings, Inc.	8,574	1,124

		6,603

Health Care Providers & Services - 0.94%
Anthem, Inc.	46,247	6,074
Humana, Inc.	4,308	743

		6,817

Pharmaceuticals - 4.43%
AbbVie, Inc.	42,304	2,802
GlaxoSmithKline PLC, Sponsored ADRA D	64,421	2,903
Horizon Pharma PLCC D	79,713	1,538
Jazz Pharmaceuticals PLCC D	7,042	1,063
Johnson & Johnson	33,174	4,154
Mallinckrodt PLCC D	23,256	1,566
Merck & Co., Inc.	69,169	4,057
Mylan N.V.C	33,698	1,577
Pfizer, Inc.	168,587	6,219
Sanofi ADRA	146,408	6,242

		32,121

Total Health Care		48,671

INDUSTRIALS - 7.53%
Aerospace & Defense - 2.52%
AerCap Holdings N.V.C	99,800	3,644
B/E Aerospace, Inc.	33,000	1,579
Boeing Co.	9,953	1,330
Embraer S.A., Sponsored ADRA C	31,800	581
General Dynamics Corp.	16,494	2,423
Raytheon Co.	25,939	3,619
Rockwell Collins, Inc.	17,011	1,439
United Technologies Corp.	34,456	3,709

		18,324

Airlines - 1.11%
American Airlines Group, Inc.	106,500	3,781
Delta Air Lines, Inc.	109,700	4,251

		8,032

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Construction & Engineering - 0.57%
AECOM Technology Corp.C	37,938	$1,346
Chicago Bridge & Iron Co., N.V.	46,919	1,587
Fluor Corp.	22,300	1,193

		4,126

Diversified Manufacturing - 0.37%
Eaton Corp., PLCD	41,932	2,659

Industrial Conglomerates - 0.44%
Honeywell International, Inc.	27,533	3,203

Machinery - 2.52%
Caterpillar, Inc.	29,864	2,472
CNH Industrial N.V.	305,640	2,179
Cummins, Inc.	37,497	4,603
PACCAR, Inc.	21,939	1,294
Parker Hannifin Corp.	16,107	1,839
Reliance Steel & Aluminum Co.	30,877	2,422
Terex Corp.	70,870	1,711
Xylem, Inc.	36,849	1,762

		18,282

Total Industrials		54,626

INFORMATION TECHNOLOGY - 6.39%
Communications Equipment - 1.27%
Cisco Systems, Inc.	108,522	3,313
Corning, Inc.	264,872	5,886

		9,199

Computers & Peripherals - 0.70%
Hewlett Packard Enterprise Co.	151,793	3,191
HP, Inc.	76,293	1,069
Teradata Corp.C	27,846	790

		5,050

Semiconductor Equipment & Products - 1.78%
Applied Materials, Inc.	60,151	1,581
Intel Corp.	43,743	1,525
Lam Research Corp.	17,628	1,582
Micron Technology, Inc.C	324,814	4,464
Qualcomm, Inc.	59,525	3,725

		12,877

Software - 2.64%
Microsoft Corp.	178,426	10,112
Navient Corp.	66,063	938
Oracle Corp.	198,965	8,166

		19,216

Total Information Technology		46,342

MATERIALS - 1.49%
Chemicals - 0.92%
Air Products & Chemicals, Inc.	24,672	3,686
Dow Chemical Co.	36,318	1,949
Eastman Chemical Co.	15,711	1,025

		6,660

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Containers & Packaging - 0.10%
Packaging Corp. of America	9,986	$746

Paper & Forest Products - 0.47%
International Paper Co.	28,569	1,309
Louisiana-Pacific Corp.C	104,520	2,111

		3,420

Total Materials		10,826

TELECOMMUNICATION SERVICES - 2.18%
Diversified Telecommunication Services - 1.21%
AT&T, Inc.	37,118	1,607
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	353,457	2,640
Verizon Communications, Inc.	80,598	4,466

		8,713

Wireless Telecommunication Services - 0.97%
China Mobile Ltd., Sponsored ADRA	68,497	4,253
Vodafone Group PLC, Sponsored ADRA D	90,981	2,811

		7,064

Total Telecommunication Services		15,777

UTILITIES - 1.75%
Electric - 1.75%
Calpine Corp.C	337,696	4,640
CenterPoint Energy, Inc.	101,702	2,433
Entergy Corp.	33,886	2,758
NRG Energy, Inc.	110,366	1,527
PPL Corp.	17,322	653
Southern Co.	12,748	682

Total Utilities		12,693

Total Common Stock (Cost $388,786)		423,321

PREFERRED STOCK - 0.19% (Cost $1,288)
FINANCIALS - 0.19%

Insurance - 0.19%
Allstate Corp., 1.00%, Due 1/15/2053	48,648	1,358

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS 12.85%
MANUFACTURING- 3.53%
American Honda Finance Corp.,
1.70%, Due 2/22/2019	$290	294
3.875%, Due 9/21/2020H	250	274
Analog Devices, Inc.,
3.90%, Due 12/15/2025	190	203
Apple, Inc.,
2.40%, Due 5/3/2023	445	457
4.50%, Due 2/23/2036	510	577
4.65%, Due 2/23/2046	1,315	1,501
Applied Materials, Inc.,
5.10%, Due 10/1/2035	1,935	2,269
BAE Systems Holdings, Inc.,
3.80%, Due 10/7/2024H	650	690

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Broadridge Financial Solutions, Inc.,
3.40%, Due 6/27/2026	$175	$180
Daimler Finance North America LLC,
2.25%, Due 9/3/2019H I	350	358
2.45%, Due 5/18/2020H I	650	669
Delphi Corp.,
4.15%, Due 3/15/2024	315	338
Diamond Finance Corp.
3.48%, Due 6/1/2019H	415	427
8.35%, Due 7/15/2046H	1,360	1,553
Dow Chemical Co.,
4.125%, Due 11/15/2021	300	330
3.50%, Due 10/1/2024	620	658
Eaton Corp., PLC,
5.60%, Due 5/15/2018D	160	172
2.75%, Due 11/2/2022D	155	160
Eaton Electric Holdings LLC,
3.875%, Due 12/15/2020I	235	253
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017I	300	304
1.270%, Due 3/27/2017I J	400	400
1.553%, Due 6/15/2018I J	980	979
5.875%, Due 8/2/2021I	400	461
General Electric Co.,
5.25%, Due 12/6/2017	215	227
Hewlett Packard Enterprise Co.,
6.35%, Due 10/15/2045H	2,445	2,463
HP, Inc.,
4.05%, Due 9/15/2022	300	319
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, Due 5/1/2020	300	308
Intel Corp.,
3.30%, Due 10/1/2021	240	262
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	329
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	205	219
Lam Research Corp.,
3.90%, Due 6/15/2026	175	188
LYB International Finance BV,
4.00%, Due 7/15/2023	305	333
Microsoft Corp.,
4.45%, Due 11/3/2045	1,580	1,821
Monsanto Co.,
1.15%, Due 6/30/2017	355	355
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019H	600	613
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	165
3.85%, Due 4/15/2045	310	335
Nucor Corp.,
4.125%, Due 9/15/2022	160	174
4.00%, Due 8/1/2023	165	180
Oracle Corp.,
2.25%, Due 10/8/2019	235	243
4.30%, Due 7/8/2034	325	356

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
PACCAR Financial Corp.,
1.30%, Due 5/10/2019	$120	$120
2.20%, Due 9/15/2019	190	195
Pentair Finance S.A.,
3.15%, Due 9/15/2022	200	198
Qualcomm, Inc.,
3.00%, Due 5/20/2022	135	142
Rio Tinto Finance USA Ltd.,
3.75%, Due 6/15/2025	130	140
Stanley Black & Decker, Inc.,
2.451%, Due 11/17/2018	375	384
Toyota Motor Credit Corp.,
2.125%, Due 7/18/2019	660	677
United Technologies Corp.,
6.125%, Due 7/15/2038	450	628
Volkswagen Group of America Finance LLC,
2.45%, Due 11/20/2019H I	650	661
Xerox Corp.,
2.95%, Due 3/15/2017	150	151

		25,693

FINANCE- 3.83%
ABN AMRO Bank N.V.,
1.80%, Due 6/4/2018H	600	604
ACE INA Holdings, Inc.,
3.35%, Due 5/3/2026	140	151
Aetna, Inc.,
1.90%, Due 6/7/2019	145	147
4.375%, Due 6/15/2046	175	182
American Express Co.,
4.05%, Due 12/3/2042	215	229
American Express Credit Corp.,
2.125%, Due 3/18/2019	370	378
American International Group, Inc.,
4.875%, Due 6/1/2022	600	673
4.50%, Due 7/16/2044	110	112
Bank of America Corp.,
7.80%, Due 9/15/2016	700	705
2.25%, Due 4/21/2020	580	586
4.125%, Due 1/22/2024	400	434
6.11%, Due 1/29/2037	365	449
5.00%, Due 1/21/2044	495	587
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	390	391
2.20%, Due 3/4/2019	365	373
BB&T Corp.,
1.45%, Due 1/12/2018	345	346
Bear Stearns Cos., LLC,
7.25%, Due 2/1/2018I	635	690
Berkshire Hathaway, Inc.,
3.125%, Due 3/15/2026	235	250
Boston Properties LP,
3.65%, Due 2/1/2026F	360	389
Capital One Financial Corp.,
2.45%, Due 4/24/2019	275	281

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Citigroup, Inc.,
1.198%, Due 3/10/2017J	$135	$135
4.40%, Due 6/10/2025	730	776
5.875%, Due 1/30/2042	300	392
CNA Financial Corp.,
7.35%, Due 11/15/2019	295	339
Crown Castle International Corp.,
3.40%, Due 2/15/2021	175	184
ERAC USA Finance, LLC,
3.30%, Due 12/1/2026HI	240	248
ERP Operating LP,
3.00%, Due 4/15/2023F	160	166
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	406
6.00%, Due 8/7/2019	350	400
5.50%, Due 1/8/2020	250	284
Goldman Sachs Group, Inc.,
5.95%, Due 1/18/2018	450	479
5.75%, Due 1/24/2022	800	932
3.50%, Due 1/23/2025	190	198
Humana, Inc.,
3.15%, Due 12/1/2022	300	311
ING Bank N.V.,
3.75%, Due 3/7/2017H	400	406
Intercontinental Exchange, Inc.,
2.75%, Due 12/1/2020	190	199
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	900	964
3.875%, Due 9/10/2024	330	348
5.50%, Due 10/15/2040	650	829
KeyCorp,
5.10%, Due 3/24/2021	120	136
Liberty Mutual Group, Inc.,
4.95%, Due 5/1/2022H	235	263
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026H	1,215	1,540
MetLife, Inc.,
6.375%, Due 6/15/2034	350	459
4.721%, Due 12/15/2044	400	440
Morgan Stanley,
7.30%, Due 5/13/2019	750	860
5.625%, Due 9/23/2019	350	390
3.70%, Due 10/23/2024	480	507
4.35%, Due 9/8/2026	330	351
National Rural Utilities Cooperative Finance Corp.,
1.65%, Due 2/8/2019	190	192
Nordea Bank AB,
4.875%, Due 1/27/2020H	250	277
PNC Funding Corp.,
3.30%, Due 3/8/2022	325	348
Prudential Financial, Inc.,
4.60%, Due 5/15/2044	650	707
Raymond James Financial, Inc.,
3.625%, Due 9/15/2026	260	264

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Simon Property Group LP,
2.20%, Due 2/1/2019F	$485	$496
3.375%, Due 10/1/2024F	650	703
State Street Corp.,
2.55%, Due 8/18/2020	135	140
The Goldman Sachs Group, Inc.,
2.875%, Due 2/25/2021	270	278
Toronto Dominion Bank,
2.625%, Due 9/10/2018	375	386
Trinity Acquisition PLC Co.,
4.40%, Due 3/15/2026D	180	190
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	250	253
3.95%, Due 10/15/2042	165	182
US Bancorp,
1.95%, Due 11/15/2018	525	535
Ventas Realty LP,
5.70%, Due 9/30/2043F	135	164
Visa, Inc.,
1.20%, Due 12/14/2017	400	401
2.80%, Due 12/14/2022	190	201
3.15%, Due 12/14/2025	265	285
Wachovia Corp.,
1.050%, Due 10/15/2016J	400	400
Wells Fargo & Co.,
2.15%, Due 1/30/2020	140	143
2.55%, Due 12/7/2020	220	227
4.30%, Due 7/22/2027	135	148

		27,819

CONSUMER- 0.56%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	344
Anheuser-Busch InBev Finance, Inc.,
2.65%, Due 2/1/2021	340	352
3.65%, Due 2/1/2026	340	365
4.90%, Due 2/1/2046	1,000	1,218
General Mills, Inc.,
2.20%, Due 10/21/2019	600	615
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022H	135	145
5.00%, Due 7/15/2035H	130	154
Molson Coors Brewing Co.,
3.00%, Due 7/15/2026	275	281
Newell Rubbermaid, Inc.,
5.50%, Due 4/1/2046	170	212
Philip Morris International, Inc.,
2.75%, Due 2/25/2026	185	193
Reynolds American, Inc.,
5.85%, Due 8/15/2045	130	171

		4,050

SERVICE- 1.81%
21st Century Fox America, Co.,
4.95%, Due 10/15/2045	610	723
AbbVie, Inc.,
1.75%, Due 11/6/2017	230	231
2.90%, Due 11/6/2022	170	176

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Actavis Funding SCS,
4.55%, Due 3/15/2035	$55	$59
Alibaba Group Holding Ltd.,
3.60%, Due 11/28/2024	650	676
Baxalta, Inc.,
4.00%, Due 6/23/2025	140	149
Bayer US Finance LLC,
2.375%, Due 10/8/2019H I	300	306
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	195	204
3.875%, Due 5/15/2024	235	254
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	235	248
CBS Corp.,
3.375%, Due 3/1/2022	700	739
Celgene Corp.,
5.25%, Due 8/15/2043	145	171
Comcast Corp.,
5.875%, Due 2/15/2018	410	441
3.15%, Due 3/1/2026	175	187
6.55%, Due 7/1/2039	450	651
CVS Health Corp.,
2.125%, Due 6/1/2021	390	398
Express Scripts Holding Co.,
4.50%, Due 2/25/2026	1,340	1,491
Genzyme Corp.,
5.00%, Due 6/15/2020	80	91
Home Depot, Inc.,
2.70%, Due 4/1/2023	150	158
3.35%, Due 9/15/2025	135	149
MasterCard, Inc.,
3.375%, Due 4/1/2024	250	274
McDonald’s Corp.,
3.70%, Due 1/30/2026	380	416
Medtronic, Inc.,
3.50%, Due 3/15/2025	650	712
4.375%, Due 3/15/2035	174	200
Sanofi,
1.25%, Due 4/10/2018	105	106
4.00%, Due 3/29/2021	210	233
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, Due 10/1/2026	230	235
Thomson Reuters Corp.,
4.30%, Due 11/23/2023	300	330
3.85%, Due 9/29/2024	400	431
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	500
4.75%, Due 3/29/2021	325	366
Viacom, Inc.,
4.50%, Due 2/27/2042	450	399
Walgreens Boots Alliance, Inc.,
2.60%, Due 6/1/2021	240	246
3.80%, Due 11/18/2024	300	323
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	543

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Zimmer Biomet Holdings, Inc.,
3.55%, Due 4/1/2025	$280	$294

		13,110

UTILITIES- 0.74%
Consolidated Edison Co., of New York, Inc.,
5.50%, Due 12/1/2039	350	452
4.625%, Due 12/1/2054	115	137
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	220	240
Duke Energy Corp.,
3.55%, Due 9/15/2021	370	399
Duke Energy Progress LLC,
4.15%, Due 12/1/2044I	260	293
Edison International,
2.95%, Due 3/15/2023	170	174
Georgia Power Co.,
1.95%, Due 12/1/2018	150	153
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	673
Pacific Gas & Electric Co.,
4.25%, Due 3/15/2046	280	320
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	160	171
Southern Co.,
2.15%, Due 9/1/2019	190	194
2.75%, Due 6/15/2020	500	519
Southern Power Co.,
4.15%, Due 12/1/2025	175	190
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	643
Union Electric Co.,
6.70%, Due 2/1/2019	200	227
WEC Energy Group, Inc.,
3.55%, Due 6/15/2025	195	213
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	329	339

		5,337

ENERGY- 1.41%
BP Capital Markets PLC,
3.506%, Due 3/17/2025D	1,340	1,414
3.119%, Due 5/4/2026D	700	714
Buckeye Partners LP,
4.875%, Due 2/1/2021F	165	177
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	190	194
6.25%, Due 3/15/2038	365	388
Chevron Corp.,
1.79%, Due 11/16/2018	195	198
Columbia Pipeline Group, Inc.,
4.50%, Due 6/1/2025	210	227
ConocoPhillips,
6.50%, Due 2/1/2039	725	906
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039I	130	157
Exxon Mobil Corp.,
4.114%, Due 3/1/2046	1,950	2,189

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Husky Energy, Inc.,
3.95%, Due 4/15/2022	$280	$292
Magellan Midstream Partners LP,
5.00%, Due 3/1/2026F	100	113
Marathon Petroleum Corp.,
3.625%, Due 9/15/2024	165	164
Phillips 66,
2.95%, Due 5/1/2017	225	228
4.30%, Due 4/1/2022	170	187
Schlumberger Holdings Corp.,
4.00%, Due 12/21/2025H	1,340	1,459
Shell International Finance BV,
1.625%, Due 11/10/2018	375	378
4.00%, Due 5/10/2046	175	180
Sunoco Logistics Partners Operations LP,
4.25%, Due 4/1/2024F	100	103
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	325
6.10%, Due 6/1/2040	170	216

		10,209

FOREIGN SOVEREIGN- 0.05%
Province of Ontario Canada,

0%, Due 4/27/2026	345	362

TRANSPORTATION- 0.34%
Burlington Northern Santa Fe LLC,
3.65%, Due 9/1/2025I	135	151
7.95%, Due 8/15/2030I	225	339
5.75%, Due 5/1/2040I	420	569
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	376
CSX Corp.,
5.50%, Due 4/15/2041	325	414
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	457
Union Pacific Corp.,
3.375%, Due 2/1/2035	150	156

		2,462

TELECOMMUNICATIONS- 0.58%
America Movil S.A.B. de C.V.,
6.375%, Due 3/1/2035	350	446
AT&T, Inc.,
4.45%, Due 4/1/2024	165	183
3.40%, Due 5/15/2025	350	362
4.50%, Due 5/15/2035	220	232
6.35%, Due 3/15/2040	120	153
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042H	300	355
Rogers Communications, Inc.,
5.45%, Due 10/1/2043	245	302
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	360	406
6.40%, Due 9/15/2033	570	739

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Vodafone Group PLC,
6.15%, Due 2/27/2037D	$815	$997

		4,175

Total Corporate Obligations (Cost $85,999)		93,217

ASSET-BACKED OBLIGATIONS - 1.06%
Ally Auto Receivables Trust,
0%, Due 9/16/2019, 2015 1 A3	605	606
Ally Master Owner Trust,
0%, Due 9/15/2019, 2012 5 A	595	597
AmeriCredit Automobile Receivables Trust,
0%, Due 6/10/2019, 2014 3 A3	430	430
BMW Vehicle Lease Trust,
0%, Due 1/22/2019, 2016 1 A3	405	405
Capital One Multi-Asset Execution Trust,
0%, Due 4/15/2022,	660	661
Chase Issuance Trust,
0%, Due 6/15/2021,	550	552
Ford Credit Auto Owner Trust,
0%, Due 8/15/2020, 2015 A B	605	613
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,101
1.40%, Due 8/15/2019, 2014 4 A1	780	781
GM Financial Automobile Leasing Trust,
0%, Due 12/20/2018, 2015 2 A3	1,000	1,006
Honda Auto Receivables Owner Trust,
0%, Due 4/15/2020, 2016 2 A3	425	427
Volkswagen Auto Lease Trust,
0%, Due 12/20/2017, 2015 A A3	525	525

Total Asset-Backed Obligations (Cost $7,680)		7,704

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.29%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	1,591	1,573
1.624%, Due 7/16/2039, 2013-78 AB	1,516	1,499
2.586%, Due 9/16/2039, 2014-31 AB	357	359
1.367%, Due 11/16/2041, 2013 125 AB	1,703	1,681
3.20%, Due 11/16/2044, 2011-92 B	784	792
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, 2010-C1 A1H	104	109
3.033%, Due 11/10/2046, 2013 GC16 A2	935	963
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.388%, Due 2/15/2046, 2011-C3 A3H	400	416
5.699%, Due 2/12/2049, 2007-CB19 A4	533	544
JPMBB Commercial Mortgage Securities Trust,
0%, Due 7/15/2045, 2013 C12 ASB	665	705
LB-UBS Commercial Mortgage Trust,
0%, Due 2/15/2040, 2007-C1 A4	209	211
WF-RBS Commercial Mortgage Trust,
0%, Due 3/15/2047, 2014 C19 A3	455	490

Total Commercial Mortgage-Backed Obligations (Cost $9,316)		9,342

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.42%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	$40	$42
5.00%, Due 10/1/2020	22	23
3.50%, Due 8/1/2026	116	124
3.50%, Due 9/1/2028	686	734
5.00%, Due 8/1/2033	158	175
5.50%, Due 2/1/2034	147	166
5.00%, Due 3/1/2034	112	125
6.00%, Due 6/1/2034	116	134
6.00%, Due 8/1/2034	96	111
5.00%, Due 8/1/2035	87	97
5.00%, Due 9/1/2035	58	64
5.50%, Due 4/1/2037	91	103
5.50%, Due 5/1/2038	44	49
4.00%, Due 1/1/2041	520	559
4.50%, Due 2/1/2041	402	440
3.50%, Due 3/1/2042	328	349
3.50%, Due 6/1/2042	1,599	1,694
3.50%, Due 7/1/2042	433	458
3.50%, Due 2/1/2043	871	923

		6,370

Federal National Mortgage Association
5.00%, Due 12/1/2017	21	22
4.50%, Due 9/1/2018	22	23
4.00%, Due 8/1/2020	47	48
3.50%, Due 1/1/2026	102	108
4.00%, Due 5/1/2026	543	577
4.00%, Due 6/1/2026	684	730
3.50%, Due 1/1/2028	352	373
3.00%, Due 6/1/2029	875	922
3.00%, Due 7/1/2029	636	671
5.00%, Due 3/1/2034	176	196
4.50%, Due 4/1/2034	276	303
5.50%, Due 4/1/2036	81	91
5.50%, Due 6/1/2038	32	36
4.50%, Due 1/1/2040	434	475
5.00%, Due 5/1/2040	674	748
5.00%, Due 6/1/2040	568	630
4.00%, Due 9/1/2040	361	388
4.00%, Due 1/1/2041	1,114	1,197
4.00%, Due 2/1/2041	555	602
5.00%, Due 3/1/2041	499	554
4.50%, Due 4/1/2041	825	904
4.50%, Due 6/1/2041	615	671
4.50%, Due 8/1/2041	338	370
4.50%, Due 10/1/2041	433	474
3.00%, Due 2/1/2043	611	637
3.00%, Due 4/1/2043	276	289
3.00%, Due 5/1/2043	1,019	1,066
3.00%, Due 6/1/2043	3,240	3,381
3.50%, Due 6/1/2043	421	445
3.50%, Due 7/1/2043	417	443
3.00%, Due 8/1/2043	2,042	2,130
4.50%, Due 8/1/2044	1,014	1,106

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 3/1/2045	$955	$1,030
3.50%, Due 4/1/2045	1,230	1,302
4.00%, Due 7/1/2045	2,219	2,387
3.50%, Due 8/1/2045	400	424
3.50%, Due 11/1/2045	5,649	5,966
4.00%, Due 3/1/2046	589	636
3.00%, Due 4/1/2046	713	743
3.00%, Due 6/1/2046	692	721

		33,819

Government National Mortgage Association
7.00%, Due 12/15/2025	71	84
6.50%, Due 8/15/2027	69	80
6.50%, Due 11/15/2027	74	86
7.50%, Due 12/15/2028	68	82
5.50%, Due 7/15/2033	152	175
6.00%, Due 12/15/2033	183	213
4.50%, Due 5/15/2039	407	449
5.00%, Due 10/15/2039	306	347
5.50%, Due 2/15/2040	316	356
4.50%, Due 6/15/2040	330	367
3.50%, Due 9/15/2041	909	968
3.50%, Due 3/15/2043	581	621
5.50%, Due 2/20/2034	215	241
3.50%, Due 3/20/2045	565	606
5.00%, Due 3/20/2045	501	546
4.00%, Due 3/20/2046	316	338
3.00%, Due 6/20/2046	758	797

		6,356

Total U.S. Agency Mortgage-Backed Obligations (Cost $45,313)		46,545

U.S. TREASURY OBLIGATIONS - 13.27%
U.S. Treasury Floating Rate Note
0.397%, Due 7/31/2017J	48,480	48,472

U.S. Treasury Notes/Bonds
0.75%, Due 2/28/2018	2,400	2,403
1.125%, Due 5/31/2019	1,500	1,516
0.75%, Due 7/15/2019	1,375	1,375
0.875%, Due 7/31/2019	1,000	1,003
1.25%, Due 2/29/2020	2,000	2,027
1.75%, Due 10/31/2020	2,000	2,064
1.25%, Due 3/31/2021	2,000	2,021
1.375%, Due 4/30/2021	2,000	2,032
2.00%, Due 5/31/2021	3,000	3,136
2.00%, Due 11/15/2021	3,100	3,246
2.00%, Due 2/15/2022	6,325	6,625
1.625%, Due 11/15/2022	2,000	2,048
2.50%, Due 8/15/2023	2,000	2,166
2.375%, Due 8/15/2024	5,765	6,209
6.875%, Due 8/15/2025	580	850
5.25%, Due 11/15/2028	450	635
4.75%, Due 2/15/2037	630	947
4.50%, Due 8/15/2039	500	733
3.125%, Due 11/15/2041	5,565	6,701

		47,737

Total U.S. Treasury Obligations (Cost $94,013)		96,209

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
MUNICIPAL OBLIGATIONS - 0.34% (Cost $1,816)
Municipal Electric Authority of Georgia,
6.655%, Due 4/1/2057	$1,760	$2,448

	Shares
SHORT-TERM INVESTMENTS - 5.92% (Cost $42,913)
American Beacon U.S. Government Money Market Select Fund, Select Class K	42,912,716	42,913

TOTAL INVESTMENTS - 99.70% (Cost $677,124)		723,057
OTHER ASSETS, NET OF LIABILITIES - 0.30%		2,181

TOTAL NET ASSETS - 100.00%		$725,238

A	ADR - American Depositary Receipt.
B	Non-voting participating shares.
C	Non-income producing security.
D	PLC - Public Limited Company.
E	MLP - Master Limited Partnership.
F	LP - Limited Partnership.
G	REIT - Real Estate Investment Trust.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,990 or 1.93% of net assets. The Fund has no right to demand registration of these securities.
I	LLC - Limited Liability Company.
J	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
K	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	333	September 2016	$36,100,530	$898,112

				$36,100,530	$898,112

American Beacon Balanced Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Bank of America Corp.		2.5
Citigroup, Inc.		2.2
JPMorgan Chase & Co.		1.6
American Financial Group, Inc.		1.4
Microsoft Corp.		1.4
BP PLC, Sponsored		1.5
General Motors Co.		1.1
Oracle Corp.		1.1
Johnson Controls, Inc.		1.0
Sanofi		0.9

Total Fund Holdings	491

Sector Allocation (% Equities)
Financials	25.6
Consumer Discretionary	14.4
Industrials	12.9
Energy	12.4
Health Care	11.5
Information Technology	10.9
Telecommunication Services	3.7
Consumer Staples	3.1
Utilities	3.0
Materials	2.5

Sector Weightings (% Fixed Income)
U.S. Treasury	30.3
Mortgage-Backed Securities	14.7
Manufacturing	10.3
Finance	8.8
Energy	7.3
Service	7.1
Cash Equivalent	5.9
Telecom	4.4
CMBS	3.0
Asset-Backed Securities	2.4
Consumer	2.4
Electric	1.7
Agency	0.8
Transportation	0.8
Foreign Sovereign	0.1

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.63%
CONSUMER DISCRETIONARY - 13.06%
Auto Components - 2.41%
Delphi Automotive PLCA	113,542	$7,700
Goodyear Tire & Rubber Co.	1,065,809	30,557
Johnson Controls, Inc.	3,085,585	141,690
Magna International, Inc., Class A	771,641	29,762

		209,709

Automobiles - 3.71%
Ford Motor Co.	4,384,752	55,511
General Motors Co.	4,488,405	141,565
Harley-Davidson, Inc.	464,347	24,573
Honda Motor Co., Ltd., Sponsored ADRB	1,243,472	33,723
Toyota Motor Corp., Sponsored ADRB	601,599	67,138

		322,510

Household Durables - 0.76%
Koninklijke Philips Electronics N.V.	1,179,602	31,330
Newell Rubbermaid, Inc.	73,979	3,881
Stanley Black & Decker, Inc.	47,992	5,841
Tupperware Brands Corp.	401,784	25,184

		66,236

Media - 2.33%
CBS Corp., Class BC	558,003	29,139
Comcast Corp., Class A	720,160	48,431
Discovery Communications, Inc., Class AD	1,983,144	49,618
Omnicom Group, Inc.	340,006	27,979
Scripps Networks Interactive, Inc., Class A	512,200	33,836
Time Warner, Inc.	116,152	8,903
Time, Inc.	10,905	178
Viacom, Inc., Class B	55,690	2,532
Walt Disney Co.	26,341	2,527

		203,143

Multiline Retail - 3.00%
Dillard’s, Inc., Class A	318,800	21,576
Kohl’s Corp.	640,356	26,632
Macy’s, Inc.	1,111,500	39,825
Michael Kors Holdings Ltd.D	1,363,628	70,527
Nordstrom, Inc.	439,477	19,438
Target Corp.	1,105,765	83,298

		261,296

Specialty Retail - 0.85%
Advance Auto Parts, Inc.	20,278	3,444
Bed Bath & Beyond, Inc.	714,006	32,095
Signet Jewelers Ltd.	292,200	25,687
Staples, Inc.	1,416,700	13,161

		74,387

Total Consumer Discretionary		1,137,281

CONSUMER STAPLES - 4.67%
Beverages - 0.14%
Diageo PLC, Sponsored ADRA B	105,433	12,287

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 0.49%
CVS Caremark Corp.	188,012	$17,432
Wal-Mart Stores, Inc.	341,182	24,897

		42,329

Food Products - 0.98%
Archer Daniels Midland Co.	199,745	9,005
Bunge Ltd.	184,614	12,155
Danone S.A., Sponsored ADRB	415,828	6,354
General Mills, Inc.	225,237	16,192
JM Smucker Co.	36,438	5,617
Kellogg Co.	229,595	18,989
Nestle S.A., Sponsored ADRB	212,411	17,042

		85,354

Household Products - 0.06%
Procter & Gamble Co.	59,918	5,128

Tobacco - 3.00%
Altria Group, Inc.	1,161,861	78,658
Imperial Brands PLC, Sponsored ADRA B	1,354,914	71,504
Philip Morris International, Inc.	1,112,567	111,547

		261,709

Total Consumer Staples		406,807

ENERGY - 11.60%
Energy Equipment & Services - 0.44%
Cobalt International Energy, Inc.D	3,695,065	5,506
Helmerich & Payne, Inc.	271,100	16,799
National Oilwell Varco, Inc.	116,649	3,774
Schlumberger Ltd.	148,578	11,964

		38,043

Oil & Gas - 11.16%
Anadarko Petroleum Corp.	813,800	44,377
Apache Corp.	698,268	36,659
BP PLC, Sponsored ADRA B	5,798,473	199,467
Canadian Natural Resources Ltd.	2,323,903	70,252
Chevron Corp.	104,577	10,717
ConocoPhillips	1,644,116	67,113
Devon Energy Corp.	2,400,566	91,894
EOG Resources, Inc.	115,510	9,437
Exxon Mobil Corp.	136,069	12,103
Hess Corp.	1,539,892	82,615
Kosmos Energy Ltd.D	2,424,945	13,458
Marathon Oil Corp.	5,831,086	79,536
Marathon Petroleum Corp.	1,312,939	51,717
Murphy Oil Corp.	961,260	26,367
Occidental Petroleum Corp.	890,189	66,524
Phillips 66	881,604	67,055
Royal Dutch Shell PLC, Class A, ADRA B	831,822	43,080

		972,371

Total Energy		1,010,414

FINANCIALS - 24.03%
Banks - 2.83%
BB&T Corp.	150,608	5,553
Citizens Financial Group	2,414,253	53,910

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
PNC Financial Services Group, Inc.	1,369,251	$113,168
Popular, Inc.	868,800	29,270
Regions Financial Corp.	2,745,000	25,172
U.S. Bancorp	460,845	19,434

		246,507

Diversified Financials - 16.19%
American Express Co.	138,164	8,906
Bank of America Corp.	19,988,198	289,628
Bank of New York Mellon Corp.	272,014	10,717
BlackRock, Inc., Class A	27,285	9,993
Blackstone Group, LPE	2,407,848	64,627
Capital One Financial Corp.	1,239,364	83,137
Citigroup, Inc.	6,282,939	275,255
Franklin Resources, Inc.	246,291	8,913
Goldman Sachs Group, Inc.	269,534	42,805
JPMorgan Chase & Co.	3,911,720	250,233
KKR & Co., LPE	4,460,308	64,407
Moody’s Corp.	48,997	5,194
Morgan Stanley	1,639,278	47,096
Nasdaq OMX Group	156,317	11,061
S&P Global, Inc.	19,491	2,382
Santander Consumer USA Holdings, Inc.	2,597,047	28,542
SLM Corp.D	3,254,330	23,399
State Street Corp.	680,016	44,731
Synchrony Financial	893,187	24,902
Wells Fargo & Co.	2,365,870	113,491

		1,409,419

Insurance - 4.68%
Allstate Corp.	363,247	24,821
American International Group, Inc.	3,040,983	165,550
Aon PLCA	150,021	16,063
Berkshire Hathaway, Inc., Class BD	412,741	59,546
Chubb Ltd.	159,214	19,943
MetLife, Inc.	1,441,966	61,630
Prudential Financial, Inc.	111,423	8,389
Travelers Cos., Inc.	184,622	21,457
Unum Group	890,437	29,750

		407,149

Real Estate - 0.33%
Two Harbors Investment Corp.F	3,291,254	28,798

Total Financials		2,091,873

HEALTH CARE - 12.24%
Biotechnology - 0.59%
Biogen Idec, Inc.D	73,800	21,397
Gilead Sciences, Inc.	375,400	29,833

		51,230

Health Care Equipment & Supplies - 1.91%
Medtronic PLCA	1,417,817	124,244
St. Jude Medical, Inc.	104,410	8,670
Thermo Fisher Scientific, Inc.	85,363	13,559
Zimmer Biomet Holdings, Inc.	153,867	20,178

		166,651

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 1.76%
Anthem, Inc.	927,431	$121,808
Cigna Corp.	41,715	5,380
Express Scripts Holding Co.D	93,068	7,080
Humana, Inc.	72,153	12,450
McKesson Corp.	35,995	7,003

		153,721

Pharmaceuticals - 7.98%
Abbott Laboratories	304,630	13,632
AbbVie, Inc.	699,884	46,353
GlaxoSmithKline PLC, Sponsored ADRA B	1,142,234	51,480
Horizon Pharma PLCA D	1,306,092	25,195
Jazz Pharmaceuticals PLCA D	132,668	20,029
Johnson & Johnson	953,034	119,348
Mallinckrodt PLCA D	381,107	25,664
Merck & Co., Inc.	1,653,897	97,018
Mylan N.V.D	557,385	26,080
Novartis AG, ADRB	34,019	2,832
Pfizer, Inc.	3,922,699	144,709
Roche Holding AG, Sponsored ADRB	77,780	2,496
Sanofi, ADRB	2,813,445	119,937

		694,773

Total Health Care		1,066,375

INDUSTRIALS - 13.16%
Aerospace & Defense - 4.52%
AerCap Holdings N.V.D	1,592,100	58,128
B/E Aerospace, Inc.	545,600	26,099
Boeing Co.	165,185	22,079
Embraer S.A., Sponsored ADRB D	539,200	9,851
General Dynamics Corp.	354,836	52,122
Lockheed Martin Corp.	61,456	15,532
Northrop Grumman Corp.	47,946	10,387
Raytheon Co.	564,967	78,829
Rockwell Collins, Inc.	299,756	25,365
United Technologies Corp.	885,721	95,347

		393,739

Air Freight & Couriers - 0.17%
United Parcel Service, Inc., Class B	136,494	14,755

Airlines - 1.46%
American Airlines Group, Inc.	1,811,300	64,301
Delta Air Lines, Inc.	1,617,900	62,694

		126,995

Commercial Services & Supplies - 0.03%
Equifax, Inc.	18,917	2,506

Construction & Engineering - 0.71%
AECOM Technology Corp.D	629,464	22,340
Chicago Bridge & Iron Co., N.V.	782,219	26,447
Fluor Corp.	247,800	13,262

		62,049

Diversified Manufacturing - 0.63%
Eaton Corp., PLCA	863,879	54,779

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Electrical Equipment - 0.18%
Tyco International PLCA	339,706	$15,480

Industrial Conglomerates - 1.27%
3M Co.	125,219	22,334
Honeywell International, Inc.	761,010	88,528

		110,862

Machinery - 4.04%
Caterpillar, Inc.	620,152	51,325
CNH Industrial N.V.	5,265,139	37,540
Cummins, Inc.	640,909	78,685
Danaher Corp.	157,084	12,793
Deere & Co.	33,125	2,574
Illinois Tool Works, Inc.	81,768	9,436
Ingersoll-Rand PLCA	73,676	4,882
PACCAR, Inc.	340,651	20,088
Parker Hannifin Corp.	274,001	31,288
Pentair PLCA	78,484	5,009
Reliance Steel & Aluminum Co.	439,475	34,472
Terex Corp.	1,052,410	25,405
Xylem, Inc.	809,170	38,686

		352,183

Road & Rail - 0.15%
Canadian National Railway Co.	87,999	5,562
Union Pacific Corp.	79,783	7,424

		12,986

Total Industrials		1,146,334

INFORMATION TECHNOLOGY - 10.16%
Communications Equipment - 1.78%
Cisco Systems, Inc.	1,796,670	54,852
Corning, Inc.	4,514,340	100,309

		155,161

Computers & Peripherals - 1.07%
Hewlett Packard Enterprise Co.	2,575,544	54,138
HP, Inc.	1,201,844	16,838
International Business Machines Corp.	62,300	10,007
Teradata Corp.D	438,594	12,447

		93,430

IT Consulting & Services - 0.54%
Accenture PLC, Class AA	242,608	27,369
Cognizant Technology Solutions Corp., Class AD	73,724	4,238
Fidelity National Information Services, Inc.	129,870	10,329
Fiserv, Inc.D	46,822	5,167

		47,103

Semiconductor Equipment & Products - 2.52%
Analog Devices, Inc.	54,646	3,488
Applied Materials, Inc.	1,002,325	26,351
Intel Corp.	950,456	33,133
Lam Research Corp.	277,112	24,876
Micron Technology, Inc.D	5,128,579	70,467
Qualcomm, Inc.	720,008	45,058
Texas Instruments, Inc.	234,706	16,371

		219,744

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Software - 4.25%
Microsoft Corp.	3,275,735	$185,668
Navient Corp.	1,618,501	22,983
Oracle Corp.	3,928,310	161,218

		369,869

Total Information Technology		885,307

MATERIALS - 2.49%
Chemicals - 1.79%
Air Products & Chemicals, Inc.	486,692	72,721
Dow Chemical Co.	611,097	32,798
Eastman Chemical Co.	256,826	16,753
EI du Pont de Nemours & Co.	125,651	8,691
Monsanto Co.	39,679	4,237
PPG Industries, Inc.	201,523	21,101

		156,301

Containers & Packaging - 0.20%
Crown Holdings, Inc.D	97,755	5,178
Packaging Corp. of America	166,915	12,467

		17,645

Paper & Forest Products - 0.50%
International Paper Co.	469,186	21,493
Louisiana-Pacific Corp.D	1,078,677	21,790

		43,283

Total Materials		217,229

TELECOMMUNICATION SERVICES - 3.38%
Diversified Telecommunication Services - 2.23%
AT&T, Inc.	814,326	35,252
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	5,866,220	43,821
Verizon Communications, Inc.	2,080,574	115,285

		194,358

Wireless Telecommunication Services - 1.15%
China Mobile Ltd., Sponsored ADRB	815,143	50,612
Vodafone Group PLC, Sponsored ADRA B	1,606,247	49,633

		100,245

Total Telecommunication Services		294,603

UTILITIES - 2.84%
Electric - 2.81%
Calpine Corp.D	4,848,178	66,613
CenterPoint Energy, Inc.	2,362,902	56,521
Duke Energy Corp.	102,557	8,778
Entergy Corp.	769,229	62,608
NRG Energy, Inc.	2,004,032	27,736
PPL Corp.	292,554	11,032
Southern Co.	209,099	11,187

		244,475

Multi-Utilities - 0.03%
Xcel Energy, Inc.	56,910	2,503

Total Utilities		246,978

Total Common Stock (Cost $7,699,532)		8,503,201

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 0.70% (Cost $61,167)
American Beacon U.S. Government Money Market Select Fund, Select ClassG	61,167,483	$61,167

TOTAL INVESTMENTS - 98.33% (Cost $7,760,699)		8,564,368
OTHER ASSETS, NET OF LIABILITIES - 1.67%		145,461

TOTAL NET ASSETS - 100.00%		$8,709,829

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-voting participating shares.
D	Non-income producing security.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	1,810	September 2016	$196,222,100	$3,004,507

				$196,222,100	$3,004,507

American Beacon Large Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Bank of America Corp.		3.3
Citigroup		3.2
JPMorgan Chase & Co.		2.9
BP PLC, Sponsored		2.3
Microsoft Corp.		2.1
American Financial Group, Inc.		1.9
Oracle Corp.		1.9
Pfizer, Inc.		1.7
General Motors Co.		1.6
Johnson Controls, Inc.		1.6

Total Fund Holdings	207

Sector Allocation (% Equities)
Financials	24.6
Industrials	13.5
Consumer Discretionary	13.4
Health Care	12.5
Energy	11.9
Information Technology	10.4
Consumer Staples	4.8
Telecommunication Services	3.5
Utilities	2.9
Materials	2.5

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.27%
CONSUMER DISCRETIONARY - 15.68%
Auto Components - 2.02%
Dana, Inc.	631,983	$8,620
Delphi Automotive PLCA	50,481	3,424

		12,044

Home Builders - 0.69%
D.R. Horton, Inc.	125,829	4,137

Hotels, Restaurants & Leisure - 4.28%
Norwegian Cruise Line Holdings Ltd.B	144,025	6,135
Royal Caribbean Cruises Ltd.	140,041	10,144
SeaWorld Entertainment, Inc.C	183,692	2,829
Wyndham Worldwide Corp.	90,521	6,429

		25,537

Household Durables - 2.31%
Stanley Black & Decker, Inc.	57,898	7,046
Whirlpool Corp.	35,032	6,739

		13,785

Leisure Equipment & Products - 0.59%
Brunswick Corp.	71,566	3,551

Media - 3.28%
Interpublic Group of Cos., Inc.	216,131	4,984
Meredith Corp.	55,555	3,027
News Corp., Class A	419,172	5,437
Omnicom Group, Inc.	74,681	6,145

		19,593

Specialty Retail - 2.51%
Hanesbrands, Inc.	232,315	6,194
L Brands, Inc.	63,711	4,708
Staples, Inc.	439,071	4,079

		14,981

Total Consumer Discretionary		93,628

CONSUMER STAPLES - 1.53%
Beverages - 0.34%
Coca-Cola European Partners PLCA	54,200	2,023

Tobacco - 1.19%
Reynolds American, Inc.	142,570	7,137

Total Consumer Staples		9,160

ENERGY - 6.89%
Energy Equipment & Services - 2.15%
FMC Technologies, Inc.B	228,064	5,788
SEACOR Holdings, Inc.	28,607	1,617
Superior Energy Services, Inc.	158,631	2,533
Weatherford International PLCA B	512,812	2,913

		12,851

Oil & Gas - 4.74%
Cenovus Energy, Inc.	350,603	5,014
Devon Energy Corp.	109,700	4,199

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
EQT Corp.	52,600	$3,832
Murphy Oil Corp.	304,065	8,341
PBF Energy, Inc., Class A	182,464	4,076
Vermilion Energy, Inc.	85,700	2,856

		28,318

Total Energy		41,169

FINANCIALS - 30.83%
Banks - 9.29%
CIT Group, Inc.	168,914	5,838
Comerica, Inc.	130,652	5,911
Fifth Third Bancorp	442,220	8,392
Frost Bankers, Inc.	66,314	4,502
KeyCorp	659,998	7,722
M&T Bank Corp.	47,703	5,465
New York Community Bancorp, Inc.C	388,975	5,621
Regions Financial Corp.	817,114	7,493
TCF Financial Corp.	119,192	1,620
Valley National Bancorp	202,352	1,835
Webster Financial Corp.	30,008	1,079

		55,478

Diversified Financials - 6.29%
Ally Financial, Inc.	116,300	2,098
Ameriprise Financial, Inc.	44,389	4,254
Apollo Global Management LLC, Class AD E	222,850	3,822
Capital One Financial Corp.	37,542	2,518
Discover Financial Services	103,561	5,886
Franklin Resources, Inc.	134,838	4,880
Invesco Ltd.	159,211	4,646
KKR & Co., LPC E	440,718	6,365
SLM Corp.B	433,295	3,115

		37,584

Insurance - 9.72%
Allstate Corp.	177,626	12,138
Axis Capital Holdings Ltd.	103,142	5,733
Endurance Specialty Holdings Ltd.	66,152	4,474
FNF Group	246,592	9,289
Torchmark Corp.	46,892	2,901
Validus Holdings Ltd.	83,623	4,133
Voya Financial, Inc.	377,037	9,663
Willis Towers Watson PLCA	78,531	9,708

		58,039

Real Estate - 5.53%
AvalonBay Communities, Inc.F	21,148	3,926
CBL & Associates Properties, Inc.F	236,803	2,910
Corporate Office Properties TrustF	74,644	2,236
EPR PropertiesF	50,564	4,248
Host Hotels & Resorts, Inc.F	340,728	6,045
Lamar Advertising Co., Class AF	157,176	10,667
MFA Financial, Inc.F	401,912	3,022

		33,054

Total Financials		184,155

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - 5.32%
Health Care Equipment & Supplies - 1.16%
Zimmer Biomet Holdings, Inc.	52,955	$6,945

Health Care Providers & Services - 4.16%
Cardinal Health, Inc.	73,465	6,142
Cigna Corp.	48,398	6,241
Mednax, Inc.B	84,800	5,844
Universal Health Services, Inc., Class B	51,160	6,626

		24,853

Total Health Care		31,798

INDUSTRIALS - 15.27%
Aerospace & Defense - 1.89%
Spirit Aerosystems Holdings, Inc., Class AB	102,315	4,438
TransDigm Group, Inc.	24,575	6,870

		11,308

Building Products - 1.37%
Owens Corning	154,689	8,185

Commercial Services & Supplies - 2.10%
Convergys Corp.	66,730	1,778
Genpact Ltd.	143,821	3,850
Republic Services, Inc.	98,615	5,054
Steelcase, Inc., Class A	128,957	1,870

		12,552

Construction & Engineering - 1.21%
AECOM Technology Corp.B	202,974	7,204

Diversified Manufacturing - 0.51%
Eaton Corp., PLCA	47,808	3,032

Electrical Equipment - 1.39%
Tyco International PLCA	182,007	8,294

Engineering & Construction - 1.34%
KBR, Inc.	570,275	7,995

Machinery - 4.10%
CNH Industrial N.V.	279,309	1,991
Dover Corp.	150,596	10,756
Parker Hannifin Corp.	34,772	3,971
Terex Corp.	322,400	7,783

		24,501

Marine - 0.45%
Golar LNG Ltd.C	157,289	2,668

Road & Rail - 0.91%
Ryder System, Inc.	38,350	2,527
Werner Enterprises, Inc.	116,782	2,934

		5,461

Total Industrials		91,200

INFORMATION TECHNOLOGY - 10.52%
Computers & Peripherals - 3.10%
Hewlett Packard Enterprise Co.	342,471	7,199

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HP, Inc.	317,896	$4,454
Seagate Technology PLCA	214,800	6,880

		18,533

Electronic Equipment & Instruments - 2.52%
Avnet, Inc.	138,711	5,701
Flextronics International Ltd.B	471,668	5,976
Keysight Technologies, Inc.B	115,041	3,364

		15,041

IT Consulting & Services - 1.03%
Computer Sciences Corp.	39,168	1,873
CSRA, Inc.	59,168	1,593
Total System Services, Inc.	52,386	2,668

		6,134

Semiconductor Equipment & Products - 3.11%
Marvell Technology Group Ltd.	486,424	5,715
Microchip Technology, Inc.	122,035	6,789
ON Semiconductor Corp.B	608,067	6,099

		18,603

Software - 0.76%
Navient Corp.	319,762	4,541

Total Information Technology		62,852

MATERIALS - 5.61%
Chemicals - 2.89%
Ashland, Inc.	49,553	5,611
Axalta Coating Systems Ltd.B	106,100	3,029
Eastman Chemical Co.	54,102	3,529
FMC Corp.	107,006	5,087

		17,256

Construction Materials - 1.11%
CRH PLC, ADRA C G	215,698	6,635

Containers & Packaging - 1.61%
Owens-Illinois, Inc.B	205,867	3,868
Packaging Corp. of America	76,896	5,744

		9,612

Total Materials		33,503

UTILITIES - 5.62%
Electric - 4.17%
CenterPoint Energy, Inc.	66,786	1,598
Edison International	76,157	5,893
Great Plains Energy, Inc.	175,547	5,228
Pinnacle West Capital Corp.	154,756	12,206

		24,925

Gas - 0.68%
UGI Corp.	89,532	4,052

Multi-Utilities - 0.77%
Xcel Energy, Inc.	104,078	4,577

Total Utilities		33,554

Total Common Stock (Cost $565,167)		581,019

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 3.06% (Cost $18,249)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	18,249,088	$18,249

SECURITIES LENDING COLLATERAL - 2.94%
American Beacon U.S. Government Money Market Select Fund, Select ClassH	17,190,270	17,191
DWS Government and Agency Securities Portfolio, Institutional Class	339,245	339

Total Securities Lending Collateral (Cost $17,530)		17,530

TOTAL INVESTMENTS - 103.27% (Cost $600,946)		616,798
LIABILITIES, NET OF OTHER ASSETS - (3.27%)		(19,545)

TOTAL NET ASSETS - 100.00%		$597,253

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at July 31, 2016.
D	LLC - Limited Liability Company.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	ADR - American Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 E-Mini Index Futures	Long	95	September 2016	$14,790,550	$477,863

				$14,790,550	$477,863

American Beacon Mid-Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Allstate Corp.		2.0
Pinnacle West Capital Corp.		2.0
Dover Corp.		1.8
Lamar Advertising Co.		1.8
Royal Caribbean Cruises Ltd.		1.7
FNF Group		1.6
Voya Financial, Inc.		1.6
Willis Towers Watson PLC		1.6
Dana, Inc.		1.4
Fifth Third Bancorp		1.4

Total Fund Holdings	113

Sector Allocation (% Equities)
Financials	31.7
Consumer Discretionary	16.1
Industrials	15.7
Information Technology	10.8
Energy	7.1
Materials	5.8
Utilities	5.8
Health Care	5.5
Consumer Staples	1.5

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.63%
CONSUMER DISCRETIONARY - 13.11%
Auto Components - 1.25%
American Axle & Manufacturing Holdings, Inc.A	1,763,732	$30,706
Cooper Tire & Rubber Co.	155,536	5,131
Cooper-Standard Holding, Inc.A	51,131	4,502
Dana, Inc.	209,884	2,863
Federal Signal Corp.	189,018	2,486
Gentherm, Inc.A	165,800	5,564
Superior Industries International, Inc.	176,869	5,405
Tenneco, Inc.A	319,088	18,035

		74,692

Automobiles - 0.69%
Federal-Mogul Holdings Corp.A	53,841	476
Hyster-Yale Materials Handling, Inc.	141,800	9,045
Thor Industries, Inc.	416,598	31,887

		41,408

Commercial Services - 0.06%
Sotheby’s, Class AB	101,993	3,304

Distributors - 0.02%
DXP Enterprises, Inc.A	71,961	1,197

Homebuilders - 0.14%
William Lyon Homes, Inc., Class AA B	468,591	8,130

Hotels, Restaurants & Leisure - 1.11%
Belmond Ltd., Class AA	943,636	10,842
Bloomin’ Brands, Inc.	98,432	1,770
Brinker International, Inc.	422,527	19,918
Cheesecake Factory, Inc.	343,687	17,779
Cracker Barrel Old Country Store, Inc.B	34,875	5,490
Golden Entertainment, Inc.	71,300	970
International Speedway Corp., Class A	95,320	3,219
Ruby Tuesday, Inc.A	919,280	3,714
Speedway Motorsports, Inc.	148,036	2,616

		66,318

Household Durables - 2.88%
ACCO Brands Corp.A	764,624	8,594
Cavco Industries, Inc.A	67,174	6,676
Ethan Allen Interiors, Inc.	396,738	13,779
Helen of Troy Ltd.A	106,877	10,646
InvenSense, Inc.A	403,477	2,736
KB HomeB	626,721	9,840
Knoll, Inc.	1,005,563	25,389
La-Z-Boy, Inc.	131,167	3,964
LGI Homes, Inc.A	65,200	2,238
Libbey Glass, Inc.	24,588	460
Lifetime Brands, Inc.	34,911	467
M/I Homes, Inc.A	314,514	7,092
Matthews International Corp., Class A	72,488	4,357
MDC Holdings, Inc.	174,988	4,606
Meritage Homes Corp.	141,897	5,164

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Taylor Morrison Home Corp., Class AA	178,748	$2,905
Toll Brothers, Inc.A	95,080	2,663
TRI Pointe Homes, Inc.A	1,544,691	20,776
Tupperware Brands Corp.	174,975	10,967
Universal Electronics, Inc.A B	112,538	8,704
Whirlpool Corp.	111,457	21,440

		173,463

Household Products - 0.22%
CalAtlantic Group, Inc.	366,668	13,277

Internet & Catalog Retail - 0.18%
Insight Enterprises, Inc.A	395,663	10,525

Leisure Equipment & Products - 0.01%
Johnson Outdoors, Inc., Class A	10,056	306

Media - 1.73%
AMC Networks, Inc., Class AA	126,424	6,999
Banner Corp.	83,983	3,505
Entercom Communications Corp., Class A	194,515	2,842
EW Scripps Co., Class A	1,049,500	17,800
John Wiley & Sons, Inc., Class A	66,396	3,831
Meredith Corp.	222,535	12,124
MSG Networks, Inc.A	174,150	2,795
New York Times Co., Class A	859,192	11,152
Scholastic Corp.	338,439	13,910
TEGNA, Inc.	788,240	17,262
Time, Inc.	739,167	12,071

		104,291

Multiline Retail - 0.13%
Big Lots, Inc.	81,316	4,324
Fred’s, Inc., Class A	66,827	1,062
Stein Mart, Inc.	254,762	2,191

		7,577

Specialty Retail - 3.78%
Aaron’s, Inc.	89,193	2,136
Abercrombie & Fitch Co., Class A	179,365	3,715
American Eagle Outfitters, Inc.	416,200	7,458
America’s Car-Mart, Inc.A B	38,112	1,337
Ascena Retail Group, Inc.A	306,227	2,490
AutoNation, Inc.A	357,400	19,067
Big 5 Sporting Goods Corp.	93,597	988
Buckle, Inc.B	191,694	5,250
Caleres, Inc.	297,611	7,833
Cato Corp., Class A	82,700	2,958
Chico’s FAS, Inc.	439,076	5,273
Children’s Place Retail Stores, Inc.	122,224	10,215
Essendant, Inc.	224,751	4,504
Express, Inc.	1,064,550	15,926
Finish Line, Inc., Class A	267,839	5,820
Genesco, Inc.A	78,362	5,440
Group 1 Automotive, Inc.	122,317	7,623
Hibbett Sports, Inc.A B	230,134	8,036
Kirkland’s, Inc.	158,848	2,421
Office Depot, Inc.	5,630,400	19,481

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
PC Connection, Inc.	37,960	$980
Penske Automotive Group, Inc.	43,360	1,718
Rent-A-Center, Inc.	121,898	1,316
Restoration Hardware Holdings, Inc.A B	777,389	23,952
Rush Enterprises, Inc., Class AA	670,309	15,404
Select Comfort Corp.A	122,744	2,929
Shoe Carnival, Inc.	41,074	1,081
Sonic Automotive, Inc., Class A	1,086,162	19,746
Tailored Brands, Inc.	416,360	6,100
Urban Outfitters, Inc.A	432,666	12,937
West Marine, Inc.A	45,515	399
Zumiez, Inc.A B	152,814	2,595

		227,128

Textiles & Apparel - 0.91%
Chefs’ Warehouse, Inc.A	43,119	696
Deckers Outdoor Corp.A	419,177	27,671
Fossil Group, Inc.A	33,970	1,073
Guess?, Inc.	310,914	4,577
Movado Group, Inc.	74,952	1,693
Oxford Industries, Inc.	163,865	9,370
Vera Bradley, Inc.A	635,197	9,248

		54,328

Total Consumer Discretionary		785,944

CONSUMER STAPLES - 2.14%
Beverages - 0.26%
The Boston Beer Co., Inc., Class AA	83,704	15,308

Consumer Products - 0.01%
Tejon Ranch Co.A	20,735	545

Food & Drug Retailing - 0.97%
Andersons, Inc.	185,784	6,870
SpartanNash Co.	221,184	6,967
United Natural Foods, Inc.A	510,772	25,528
Vitamin Shoppe, Inc.A	557,893	16,324
Weis Markets, Inc.	55,468	2,866

		58,555

Food Products - 0.79%
Darling Ingredients, Inc.A	313,476	4,947
Dean Foods Co.	292,800	5,405
Fresh Del Monte Produce, Inc.	146,638	8,336
Herbalife Ltd.A B	308,388	20,974
Sanderson Farms, Inc.B	88,974	7,793

		47,455

Personal Products - 0.04%
Avon Products, Inc.A	270,549	1,101
Medifast, Inc.	29,150	1,027

		2,128

Tobacco - 0.07%
Universal Corp.	75,681	4,489

Total Consumer Staples		128,480

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
ENERGY - 4.25%
Energy Equipment & Services - 1.82%
Atwood Oceanics, Inc.B	238,993	$2,552
Cobalt International Energy, Inc.A	1,019,699	1,519
Diamond Offshore Drilling, Inc.A B	437,660	9,944
Dril-Quip, Inc.A	109,220	5,945
Flotek Industries, Inc.A B	754,342	10,712
McDermott International, Inc.A	1,400,003	7,252
Nabors Industries Ltd.	648,700	5,838
Oil States International, Inc.A	560,584	17,334
Patterson-UTI Energy, Inc.	470,260	9,118
PDC Energy, Inc.A	138,659	7,594
Rowan Cos., PLC, Class AC	288,690	4,400
RPC, Inc.A B	931,826	13,503
SEACOR Holdings, Inc.	37,638	2,127
Superior Energy Services, Inc.	483,170	7,716
Tidewater, Inc.A B	295,187	1,260
Unit Corp.A	164,080	2,051

		108,865

Oil & Gas - 2.43%
Callon Petroleum Co.A	975,392	11,110
Carrizo Oil & Gas, Inc.A	481,470	15,792
Consol Energy, Inc.A B	527,790	10,229
Denbury Resources, Inc.	538,601	1,562
Gran Tierra Energy, Inc.A B	866,490	2,400
Green Plains Renewable Energy, Inc.	122,700	2,783
Helix Energy Solutions Group, Inc.A	343,120	2,724
Kosmos Energy Ltd.A	1,694,267	9,403
Memorial Resource Development Corp.A	1,383,000	20,717
Murphy Oil Corp.	549,430	15,071
Natural Gas Services Group, Inc., Acquired 4/23/2014 - 2/19/2016, Cost $6,452A D	231,578	5,815
Oasis Petroleum, Inc.A	82,080	624
Par Pacific Holdings, Inc.A B	66,856	1,003
PBF Energy, Inc., Class A	102,400	2,288
QEP Resources, Inc.A	765,000	13,923
RSP Permian, Inc.A	226,495	8,142
SemGroup Corp., Class A	169,780	4,917
Synergy Resources Corp.A	1,052,909	6,854
WPX Energy, Inc.A	1,064,400	10,633

		145,990

Total Energy		254,855

FINANCIALS - 28.61%
Banks - 13.62%
1st Source Corp.	78,365	2,634
Associated Banc-Corp.	1,420,008	26,412
Banc of California, Inc.	24,810	550
BancorpSouth, Inc.	276,707	6,591
Bank of Hawaii Corp.	182,888	12,605
Berkshire Hills Bancorp, Inc.	76,036	2,005
BOK Financial Corp.	167,791	10,945
Boston Private Financial Holdings, Inc.	710,261	8,608
Brookline Bancorp, Inc., Acquired 7/6/2010 - 3/18/2016, Cost $8,618 D	921,661	10,498
Bryn Mawr Bank Corp., Acquired 7/31/2015 - 2/19/2016, Cost $5,147 D	178,641	5,240
Capital Bank Financial Corp., Class A	260,607	7,790

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Cardinal Financial Corp., Acquired 12/6/2010 - 2/19/2016, Cost $5,542 D	366,659	$9,445
Cathay General Bancorp	233,203	6,991
Central Pacific Financial Corp.	432,584	10,611
Chemical Financial Corp.B	161,340	6,676
City Holding Co.	41,737	1,949
Clifton Bancorp, Inc.	93,227	1,397
CoBiz Financial, Inc., Acquired 10/9/2010 – 2/19/2016, Cost $2,866 D	352,215	4,350
Columbia Banking System, Inc.	465,159	14,104
Community Bank System, Inc.	30,719	1,356
CVB Financial Corp.	590,089	9,707
Dime Community Bancshares, Inc.	101,138	1,750
East West Bancorp, Inc.	265,200	9,075
FCB Financial Holdings, Inc., Class AA	205,074	7,171
First Busey Corp.	242,900	5,473
First Citizens BancShares, Inc., Class A	19,723	5,124
First Commonwealth Financial Corp.	332,569	3,209
First Financial Bancorp	148,631	3,167
First Financial Corp.	115,198	4,412
First Horizon National Corp.	2,912,860	42,412
First Interstate Bancsystem, Inc., Class A	389,677	11,316
First Merchants Corp.	99,786	2,614
First Midwest Bancorp, Inc.	504,357	9,416
First Niagara Financial Group, Inc.	2,893,248	29,453
FirstMerit Corp.	369,479	7,844
Flushing Financial Corp.	36,219	808
FNB Corp.	514,299	6,146
Frost Bankers, Inc.	62,065	4,214
Fulton Financial Corp.	2,047,719	27,951
Hancock Holding Co.	648,519	18,801
Hanmi Financial Corp.	78,480	1,924
Hope Bancorp, Inc.	228,785	3,516
Iberiabank Corp.	384,168	23,999
International Bancshares Corp.	442,376	12,130
Investors Bancorp, Inc.	1,234,701	14,026
MainSource Financial Group, Inc.	161,015	3,586
MB Financial, Inc.	503,162	19,316
National Bank Holdings Corp., Class A	83,843	1,679
NBT Bancorp, Inc.	118,654	3,538
Northwest Bancshares, Inc.	361,960	5,397
Old National Bancorp	919,093	12,095
Opus Bank	227,391	7,340
PacWest Bancorp	172,280	7,124
People’s United Financial, Inc.	855,894	12,975
Popular, Inc.	844,958	28,467
Prosperity Bancshares, Inc.	654,813	33,454
Provident Financial Services, Inc.	207,918	4,190
Real Industry, Inc.A	722,432	5,664
Renasant Corp.	86,027	2,772
S&T Bancorp, Inc.	104,475	2,663
Sandy Spring Bancorp, Inc.	68,733	2,051
Seacoast Banking Corp. of Florida, Acquired 12/18/2014 – 2/19/2016, Cost $4,676 A D	349,815	5,587
Simmons First National Corp., Class A	165,736	7,616
South State Corp.	275,349	20,076
Sterling Bancorp	766,939	12,954
TCF Financial Corp.	794,491	10,797

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
TowneBank	126,851	$2,911
Trustmark Corp.	392,737	10,250
UMB Financial Corp.	698,792	38,720
Umpqua Holdings Corp.	800,959	12,199
Union Bankshares Corp.	116,287	3,121
United Bankshares, Inc.	139,474	5,342
United Community Banks, Inc.	630,794	12,136
United Financial Bancorp, Inc.	111,046	1,460
Valley National Bancorp	766,431	6,952
Washington Federal, Inc.	904,274	22,607
Washington Trust Bancorp, Inc., Acquired 7/31/2007 – 5/19/2016, Cost $4,711 D	154,974	5,883
Webster Financial Corp.	873,541	31,413
WesBanco, Inc.	199,033	6,154
Wintrust Financial Corp.	298,484	15,760
Zions Bancorporation	544,159	15,171

		815,835

Diversified Financials - 3.58%
Ashford, Inc.A F	1	—
Beneficial Bancorp, Inc.	213,225	2,891
Calamos Asset Management, Inc., Class A	324,530	2,259
Capitol Federal Financial, Inc.	482,589	6,838
Cohen & Steers, Inc.	232,697	10,029
Credit Acceptance Corp.A B	81,295	14,688
Customers Bancorp, Inc.A	400,179	10,301
Eaton Vance Corp.	241,860	9,145
Encore Capital Group, Inc.A B	176,034	4,297
Essent Group Ltd.A	136,190	3,263
First BanCorp Puerto RicoA	1,751,010	8,037
Flagstar Bancorp, Inc.A	145,451	3,841
Great Western Bancorp, Inc.	355,110	11,779
Heartland Financial USA, Inc.	55,050	2,021
Janus Capital Group, Inc.	517,319	7,812
KCG Holdings, Inc., Class AA	304,001	4,600
Meridian Bancorp, Inc.	113,307	1,666
Nelnet, Inc., Class A	174,369	7,046
Northfield Bancorp, Inc.	201,095	3,002
Oppenheimer Holdings, Inc., Class A	266,597	4,196
Oritani Financial Corp.	131,096	2,126
Pacific Continental Corp.	247,972	3,591
Physicians Realty TrustE	458,086	9,950
Piper Jaffray Cos.A	172,549	7,133
Pzena Investment Management, Inc., Class A	12,996	102
Retail Opportunity Investments Corp.E	398,465	9,097
SLM Corp.A	624,900	4,493
Stifel Financial Corp.A	28,976	1,024
Synovus Financial Corp.	980,326	29,842
Texas Capital Bancshares, Inc.A	495,936	24,073
Virtus Investment Partners, Inc.B	11,608	978
Waddell & Reed Financial, Inc., Class A	162,469	2,967
Walker & Dunlop, Inc.A	75,810	1,794

		214,881

Insurance - 7.05%
Allied World Assurance Co., Holdings AG	450,749	18,476
American Equity Investment Life Holding Co.	253,853	4,044
American Financial Group, Inc.	241,675	17,666

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
AMERISAFE, Inc.	30,290	$1,773
Amtrust Financial Services, Inc.	65,100	1,554
Argo Group International Holdings Ltd.	219,979	11,415
Aspen Insurance Holdings Ltd.	383,292	17,616
Assurant, Inc.	190,983	15,853
Assured Guaranty Ltd.	399,289	10,697
Axis Capital Holdings Ltd.	250,058	13,898
CNO Financial Group, Inc.	848,187	14,733
Employers Holdings, Inc.	78,644	2,243
Endurance Specialty Holdings Ltd.	357,267	24,162
Enstar Group Ltd.A	124,874	20,803
FBL Financial Group, Inc., Class A	52,983	3,305
First American Financial Corp.	441,072	18,441
Genworth Financial, Inc., Class AA	595,571	1,703
Global Indemnity PLCA C	401,223	12,049
Hanover Insurance Group, Inc.	218,568	17,997
Hilltop Holdings, Inc.A	530,294	11,550
Horace Mann Educators Corp.	929,721	31,778
Infinity Property & Casualty Corp.	51,262	4,206
Kemper Corp.	179,696	6,158
Maiden Capital Financing Trust	206,638	2,887
MBIA, Inc.A	280,500	2,367
National Western Life Group, Inc., Class A	7,953	1,504
Navigators Group, Inc.	46,565	4,362
Old Republic International Corp.	856,886	16,606
OneBeacon Insurance Group Ltd., Class A	41,600	583
Primerica, Inc.	165,396	8,520
ProAssurance Corp.	154,708	7,992
Reinsurance Group of America, Inc.	100,820	10,006
Renaissancere Holdings Ltd.	129,471	15,215
Safety Insurance Group, Inc.	171,755	10,941
Selective Insurance Group, Inc.	374,891	14,681
State Auto Financial Corp.	72,673	1,641
Stewart Information Services Corp.	56,410	2,415
Third Point Reinsurance Ltd.A	271,184	3,414
United Fire Group, Inc.	76,141	3,198
Universal Insurance Holdings, Inc.B	149,378	3,247
Validus Holdings Ltd.	292,041	14,436
White Mountains Insurance Group Ltd.	20,047	16,465

		422,600

Real Estate - 4.25%
Agree Realty Corp.E	74,577	3,783
American Assets Trust, Inc.E	306,658	14,069
Apollo Residential Mortgage, Inc.E	274,462	3,724
Ashford Hospitality Prime, Inc.E	175,028	2,632
Ashford Hospitality Trust, Inc.E	550,941	3,284
Brandywine Realty TrustE	534,529	9,018
CareTrust REIT, Inc.E	236,740	3,421
CBL & Associates Properties, Inc.E	387,746	4,765
DuPont Fabros Technology, Inc.E	208,100	9,953
Education Realty Trust, Inc.E	196,473	9,458
Equity CommonwealthA E	394,713	11,849
Geo Group, Inc.E	917,755	31,763
Gramercy Property Trust, Inc.E	701,018	7,003
Granite Real Estate Investment TrustE	264,360	8,203

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Healthcare Trust of America, Inc., Class AE	379,664	$12,928
HFF, Inc., Class A	70,100	1,978
Hospitality Properties TrustE	119,708	3,820
Invesco Mortgage Capital, Inc.E	438,202	6,310
LaSalle Hotel PropertiesE	274,151	7,553
Mack-Cali Realty Corp.E	265,226	7,479
Medical Properties Trust, Inc.E	1,063,157	16,692
New Residential Investment Corp.E	317,707	4,343
Pebblebrook Hotel TrustE	741,121	21,974
Pennsylvania Real Estate Investment TrustE	353,095	8,983
RAIT Financial TrustE	1,035,554	3,283
Ramco-Gershenson Properties TrustE	402,855	7,993
RLJ Lodging TrustE	271,272	6,440
Ryman Hospitality Properties, Inc.E	120,194	6,760
Select Income REITE	238,500	6,621
Seritage Growth PropertiesB E	68,300	3,419
WCI Communities, Inc.A	301,488	5,074

		254,575

Specialty Finance - 0.11%
GATX Corp.B	150,749	6,743

Total Financials		1,714,634

HEALTH CARE - 3.74%
Biotechnology - 0.07%
Charles River Laboratories International, Inc.A	38,360	3,373
PDL BioPharma, Inc.	276,123	972

		4,345

Health Care Equipment & Supplies - 0.93%
Globus Medical, Inc., Class AA	528,886	12,139
Hillenbrand, Inc.	366,374	11,852
Hill-Rom Holdings, Inc.	133,421	7,129
Integra LifeSciences Holdings Corp.A	16,141	1,360
Invacare Corp.	694,937	8,006
Meridian Bioscience, Inc.	377,138	7,301
Natus Medical, Inc.A	208,428	8,197

		55,984

Health Care Providers & Services - 2.60%
Air Methods Corp.B	419,983	13,981
Allscripts Healthcare Solutions, Inc.	676,090	9,546
AMN Healthcare Services, Inc.A	220,600	9,331
Community Health Systems, Inc.	194,954	2,490
Hanger Orthopedic Group, Inc.A	697,921	7,503
HealthSouth Corp.	514,780	22,161
LifePoint Hospitals, Inc.A	526,066	31,133
Magellan Health Services, Inc.A	89,850	6,152
Omnicell, Inc.A	331,799	12,834
Owens & Minor, Inc.	301,875	10,780
Select Medical Holdings Corp.A	1,032,825	11,877
Triple-S Management Corp., Class BA	83,901	2,085
WellCare Health Plans, Inc.A	148,307	15,839

		155,712

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 0.14%
Supernus Pharmaceuticals, Inc.A	371,956	$8,265

Total Health Care		224,306

INDUSTRIALS - 19.80%
Aerospace & Defense - 1.65%
AAR Corp.	584,315	14,117
Aerovironment, Inc.A	372,956	10,573
Aircastle Ltd.	675,950	15,020
Cubic Corp.	141,466	5,777
Curtiss-Wright Corp.	117,403	10,448
DigitalGlobe, Inc.A	200,940	5,417
Kaman Corp.	56,225	2,427
KLX, Inc.A	89,350	2,886
Moog, Inc., Class AA	113,300	6,239
Orbital ATK, Inc.	122,222	10,648
Triumph Group, Inc.	128,502	3,962
Vectrus, Inc.A	20,376	635
World Fuel Services Corp.	222,618	10,597

		98,746

Air Freight & Couriers - 0.07%
HUB Group, Inc., Class AA	98,776	4,044

Airlines - 0.24%
Skywest, Inc.	163,942	4,717
Spirit Airlines, Inc.A	227,200	9,712

		14,429

Building Products - 2.36%
Apogee Enterprises, Inc.	282,509	13,207
Crane Co.	341,663	21,286
Masonite International Corp.	300,806	21,005
Owens Corning	423,827	22,425
Simpson Manufacturing Co., Inc.	820,796	33,489
Trex Co., Inc.A	455,236	22,079
Universal Forest Products, Inc.	50,786	5,491
USG Corp.A	82,430	2,321

		141,303

Commercial Services & Supplies - 4.47%
ABM Industries, Inc.	280,032	10,420
Aceto Corp.	328,401	8,443
American Public Education, Inc.A	92,409	2,647
Apollo Group, Inc., Class AA	147,089	1,322
Atlas Air Worldwide Holdings, Inc.A	79,180	3,423
Bridgepoint Education, Inc.A	281,581	2,008
Brink’s Co.	380,961	12,503
Capella Education Co.	108,342	6,486
Convergys Corp.	362,102	9,650
CSG Systems International, Inc.	290,832	11,709
CyrusOne, Inc.E	228,419	12,522
Deluxe Corp.	265,547	17,948
DeVry, Inc.B	216,596	4,824
Heidrick & Struggles International, Inc.	159,718	3,108
Herman Miller, Inc.	183,410	6,010
Hudson Global, Inc.	623,926	1,267

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Interface, Inc.	651,269	$11,632
Kelly Services, Inc., Class A	420,799	8,614
Korn/Ferry International	667,306	15,355
McGrath Rentcorp	305,336	9,731
Mobile Mini, Inc.	568,269	18,474
Morningstar, Inc.	113,974	9,640
MSA Safety, Inc.	73,172	4,089
Navigant Consulting, Inc.A	395,157	7,789
PHH Corp.A	502,220	7,337
Pitney Bowes, Inc.	686,506	13,256
Resources Connection, Inc.	331,887	4,945
RR Donnelley & Sons Co.	1,160,200	20,790
Strayer Education, Inc.A	121,048	5,534
Team, Inc.	135,815	3,750
TrueBlue, Inc.A	399,431	8,919
West Corp.	191,257	4,229

		268,374

Construction & Engineering - 2.89%
AECOM Technology Corp.A	431,245	15,305
Aegion Corp.A	321,230	6,592
Chicago Bridge & Iron Co., N.V.	335,873	11,356
Comfort Systems USA, Inc.	903,433	27,446
EMCOR Group, Inc.	423,995	23,617
Granite Construction, Inc.	243,181	12,106
Primoris Services Corp.	864,477	15,604
Quanta Services, Inc.A	331,672	8,491
Tutor Perini Corp.	2,098,742	52,719

		173,236

Diversified Manufacturing - 0.57%
Barnes Group, Inc.	907,197	34,410

Electrical Equipment - 1.61%
Belden, Inc.	13,754	1,007
Encore Wire Corp.	346,208	12,993
EnerSys, Inc.	510,984	31,860
Geospace Technologies Corp.A B	266,571	4,398
II-VI, Inc.	1,577,850	31,715
Regal-Beloit Corp.	242,695	14,807

		96,780

Engineering & Construction - 0.40%
KBR, Inc.	1,695,195	23,767

Industrial Conglomerates - 0.08%
ICF International, Inc.A	26,518	1,097
Trimas Corp.A	205,514	3,673

		4,770

Machinery - 3.85%
Actuant Corp., Class A	175,019	4,157
AGCO Corp.	264,082	12,718
Altra Industrial Motion Corp.	72,930	2,071
American Railcar Industries, Inc.B	56,540	2,375
American Science & Engineering, Inc.	68,827	2,540
Applied Industrial Technologies, Inc.	109,548	5,143
Astec Industries, Inc.	141,855	8,551
Chart Industries, Inc.A	298,992	8,976

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
CIRCOR International, Inc.	89,675	$5,106
CLARCOR, Inc.	244,692	15,235
Columbus McKinnon Corp.	98,716	1,638
EnPro Industries, Inc.	407,707	18,653
ESCO Technologies, Inc.	62,617	2,652
Esterline Technologies Corp.A	85,360	5,192
iRobot Corp.A	373,605	14,167
ITT, Inc.	254,958	8,085
Joy Global, Inc.	83,123	2,297
Kennametal, Inc.	133,696	3,324
Lindsay Corp.B	162,959	11,433
Meritor, Inc.A	1,046,153	8,767
Miller Industries, Inc.	226,733	4,866
Navistar International Corp.B	106,166	1,361
Oshkosh Corp.	402,805	22,190
Raven Industries, Inc.	392,862	8,156
Reliance Steel & Aluminum Co.	217,615	17,070
Sun Hydraulics Corp.	118,671	3,584
Tennant Co.	56,536	3,623
Terex Corp.	969,439	23,401
Wabash National Corp.A	221,626	3,209

		230,540

Marine - 0.62%
Kirby Corp.A	138,113	7,526
Matson, Inc.	799,717	29,885

		37,411

Road & Rail - 0.47%
Knight Transportation, Inc.	402,612	12,009
Marten Transport Ltd., Acquired 10/9/2014 – 2/19/2016, Cost $7,100 D	390,393	8,452
Swift Transportation Co.A B	162,282	3,124
Werner Enterprises, Inc.	180,758	4,541

		28,126

Trading Companies & Distributors - 0.45%
Air Lease Corp.	351,257	10,120
MRC Global, Inc.A	218,310	2,888
MSC Industrial Direct Co., Inc., Class A	93,505	6,716
WESCO International, Inc.A	134,690	7,508

		27,232

Transportation Infrastructure - 0.07%
Wesco Aircraft Holdings, Inc.A	314,562	4,042

Total Industrials		1,187,210

INFORMATION TECHNOLOGY - 14.79%
Communications Equipment - 1.33%
Adtran, Inc.	233,226	4,245
Anixter International, Inc.	136,890	8,389
Brocade Communications Systems, Inc.	1,940,520	18,047
Comtech Telecommunications Corp.	110,998	1,451
Digi International, Inc.A	90,929	1,010
Extreme NetworksA	2,063,494	8,027
Finisar Corp.A	221,633	4,158
IxiaA	552,386	6,352
Plantronics, Inc.	381,604	18,408

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Polycom, Inc.A	317,437	$3,933
Verint Systems, Inc.A	165,762	5,846

		79,866

Computers & Peripherals - 1.10%
Electronics for Imaging, Inc.A	223,315	9,891
Lexmark International, Inc., Class A	406,771	14,916
Mercury Systems, Inc.A	707,347	18,334
NCR Corp.A	470,285	15,505
Super Micro Computer, Inc.A	111,320	2,399
Synaptics, Inc.A	95,202	4,946

		65,991

Electronic Equipment & Instruments - 4.99%
Analogic Corp.	81,536	6,851
Arrow Electronics, Inc.	327,916	21,803
Avnet, Inc.	466,647	19,179
AVX Corp.	498,133	6,804
Benchmark Electronics, Inc.A	210,366	4,931
Celestica, Inc.A	339,518	3,762
ChipMOS TECHNOLOGIES Bermuda Ltd.	87,629	1,521
FLIR Systems, Inc.	287,648	9,372
Ingram Micro, Inc., Class A	178,080	6,097
Itron, Inc.A	124,911	5,332
Jabil Circuit, Inc.	677,222	13,781
Keysight Technologies, Inc.A	391,720	11,454
Littelfuse, Inc.	33,911	4,240
Methode Electronics, Inc.	75,410	2,642
MTS Systems Corp.	31,985	1,517
Nanometrics, Inc., Acquired 2/6/2014 – 6/6/2016, Cost $5,549 A D	327,006	6,553
Novanta, Inc.A	29,082	457
Plexus Corp.A	571,745	26,266
Rofin-Sinar Technologies, Inc.A	109,780	3,469
Sanmina Corp.A	851,780	21,584
Scansource, Inc.A	243,811	10,004
Taser International, Inc.A	429,297	12,432
Tech Data Corp.A	389,301	30,339
Teledyne Technologies, Inc.A	66,790	7,013
Tronox Ltd., Class A	310,391	2,014
TTM Technologies, Inc.A	319,600	3,180
Veeco Instruments, Inc.A	131,527	2,206
Vishay Intertechnology, Inc.	4,038,966	53,840

		298,643

Internet Software & Services - 0.55%
Grand Canyon Education, Inc.A	149,600	6,292
LivePerson, Inc.A	136,175	909
Netgear, Inc.A	201,764	10,377
NIC, Inc.	297,852	6,946
WebMD Health Corp.A	133,740	8,159
Zix Corp.	36,699	149

		32,832

IT Consulting & Services - 0.84%
Acxiom Corp.A	454,650	10,434
EVERTEC, Inc.	57,824	995
Mantech International Corp., Class A	172,003	6,796
Science Applications International Corp.	85,508	5,195

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Sykes Enterprises, Inc.A	65,352	$2,006
SYNNEX Corp.	101,728	10,227
Syntel, Inc.A	254,951	11,552
Unisys Corp.A B	319,397	3,165

		50,370

Semiconductor Equipment & Products - 4.34%
Advanced Energy Industries, Inc.A	240,007	9,773
Amkor Technology, Inc.A	1,182,987	7,441
Brooks Automation, Inc., Acquired 3/8/2007 – 3/22/2016, Cost $31,488 D	2,680,901	33,592
Cirrus Logic, Inc.A	371,740	18,063
Cree, Inc.A	231,000	6,607
Diodes, Inc.A	1,817,153	33,636
Entegris, Inc.A	409,651	7,001
Fairchild Semiconductor International, Inc.A	1,448,900	28,601
Inphi Corp.A	211,806	7,451
IXYS Corp.	201,503	2,204
Kulicke & Soffa Industries, Inc.A	177,008	2,223
Microsemi Corp.	182,824	7,130
ON Semiconductor Corp.A	1,349,816	13,539
Photronics, Inc.A	1,812,232	17,506
QLogic Corp.A	1,556,461	24,156
Rovi Corp.A	165,949	3,122
Semtech Corp.A	447,176	11,367
Teradyne, Inc.	717,538	14,171
Tessera Technologies, Inc.	170,096	5,467
Xcerra Corp.A	1,194,440	7,286

		260,336

Software - 1.64%
Aspen Technology, Inc.A	128,492	5,383
FARO Technologies, Inc.A	605,081	21,105
Interactive Intelligence Group, Inc.A	157,278	8,485
Mentor Graphics Corp.	1,329,469	28,398
MicroStrategy, Inc., Class AA	61,960	10,836
Navient Corp.	709,460	10,074
Netscout Systems, Inc.A	99,678	2,789
Qlik Technologies, Inc.A	178,827	5,401
Xura, Inc.A	243,586	6,053

		98,524

Total Information Technology		886,562

MATERIALS - 4.72%
Chemicals - 2.32%
A. Schulman, Inc.	94,646	2,774
American Vanguard Corp.	540,845	8,048
Cabot Corp.	232,439	11,317
Calgon Carbon Corp.	530,435	7,320
Cambrex Corp.	219,115	11,484
HB Fuller Co.	108,044	5,031
Huntsman Corp.	759,960	11,749
Innophos Holdings, Inc.	47,302	2,037
Innospec, Inc.	192,969	9,701
Kronos Worldwide, Inc.B	313,980	1,774
LSB Industries, Inc.A B	121,738	1,410
Minerals Technologies, Inc.	116,230	7,585
Olin Corp.	179,911	3,760

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
PolyOne Corp.	721,880	$25,315
Quaker Chemical Corp.	31,432	3,007
Scotts Miracle-Gro Co., Class A	246,052	18,146
Stepan Co.	145,189	9,337

		139,795

Construction Materials - 0.02%
Boise Cascade Co.A	38,081	1,035

Containers & Packaging - 0.24%
Greif, Inc., Class A	101,137	4,059
Owens-Illinois, Inc.A	538,056	10,110

		14,169

Metals & Mining - 1.49%
Allegheny Technologies, Inc.B	427,577	7,615
Carpenter Technology Corp.	283,927	11,144
Coeur d’Alene Mines Corp.B	379,641	5,816
Commercial Metals Co.	413,241	6,835
Ferroglobe PLCC	1,304,170	12,155
Gibraltar Industries, Inc.A	473,521	16,706
Global Brass & Copper Holdings, Inc.	155,411	4,401
Haynes International, Inc.	149,371	5,673
Materion Corp.	140,354	3,707
Pan American Silver Corp.	258,810	5,047
Stillwater Mining Co.A	661,572	10,122

		89,221

Paper & Forest Products - 0.65%
Domtar Corp.	228,336	8,990
Glatfelter Co.	237,647	4,910
Louisiana-Pacific Corp.A	811,451	16,391
Potlatch Corp.E	111,800	4,276
Schweitzer-Mauduit International, Inc.	109,364	4,135

		38,702

Total Materials		282,922

TELECOMMUNICATION SERVICES - 1.16%
Diversified Telecommunication - 0.73%
ARRIS International PLCA C	1,533,026	41,759
FairPoint Communications, Inc.A B	108,010	1,749

		43,508

Diversified Telecommunication Services - 0.19%
EchoStar Corp., Class AA	159,668	6,219
Loral Space & Communications, Inc.	49,864	1,752
Vonage Holdings Corp.A	581,293	3,447

		11,418

Wireless Telecommunication Services - 0.24%
Iridium Communications, Inc.A B	338,868	3,043
Telephone & Data Systems, Inc.	361,003	11,368

		14,411

Total Telecommunication Services		69,337

UTILITIES - 3.31%
Electric - 2.32%
Allete, Inc.	147,865	9,441
Black Hills Corp.B	165,465	10,433
Great Plains Energy, Inc.	1,076,801	32,066

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Hawaiian Electric Industries, Inc.	314,255	$9,758
IDACORP, Inc.	106,047	8,574
NRG Energy, Inc.	590,800	8,177
NRG Yield, Inc., Class CB	556,000	9,891
Portland General Electric Co.	1,169,648	51,078

		139,418

Gas - 0.58%
Chesapeake Utilities Corp.	164,737	10,555
Energen Corp.	209,079	9,906
WGL Holdings, Inc.	198,441	14,048

		34,509

Multi-Utilities - 0.30%
Avista Corp.	189,305	8,235
Vectren Corp.	191,297	9,896

		18,131

Water Utilities - 0.11%
American States Water Co.	148,937	6,434

Total Utilities		198,492

Total Common Stock (Cost $4,976,177)		5,732,742

EXCHANGE TRADED INSTRUMENTS - 0.03% (Cost $1,894)
EXCHANGE TRADED FUNDS - 0.03%
Exchange Traded Funds - 0.03%
iShares Russell 2000 Value Index Fund	19,791	2,016

SHORT-TERM INVESTMENTS - 4.08% (Cost $244,304)
American Beacon U.S. Government Money Market Select Fund, Select ClassG	244,303,794	244,304

SECURITIES LENDING COLLATERAL - 3.53%
DWS Government and Agency Securities Portfolio, Institutional Class	46,958,496	46,958
American Beacon U.S. Government Money Market Select Fund, Select Class, G	164,660,002	164,660

Total Securities Lending Collateral (Cost $211,618)		211,618

TOTAL INVESTMENTS - 103.27% (Cost $5,433,993)		6,190,680
LIABILITIES, NET OF OTHER ASSETS - (3.27%)		(196,036)

TOTAL NET ASSETS - 100.00%		$5,994,644

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2016.
C	PLC - Public Limited Company.
D	Illiquid Security. At period end, the amount of illiquid securities was $95,415 or 1.59% of net assets.
E	REIT - Real Estate Investment Trust.
F	Amount is less than $500.
G	The Fund is affiliated by having the same investment advisor.

American Beacon Small Cap Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Futures Contracts Open on July 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	1,910	September 2016	$232,447,000	$12,214,307

				$232,447,000	$12,214,307

Top Ten Holdings (% Net Assets)
Portland General Electric Co.		0.9
Vishay Intertechnology, Inc.		0.9
Tutor Perini Corp.		0.9
ARRIS International PLC		0.7
First Horizon National Corp.		0.7
Barnes Group, Inc.		0.6
Brooks Automation, Inc.		0.6
Diodes, Inc.		0.6
Simpson Manufacturing Co., Inc.		0.6
UMB Financial Corp.		0.6

Total Fund Holdings	623

Sector Allocation (% Equities)
Financials	30.0
Industrials	20.7
Information Technology	15.5
Consumer Discretionary	13.7
Materials	4.9
Energy	4.4
Health Care	3.9
Utilities	3.5
Consumer Staples	2.2
Telecommunication Services	1.2

American Beacon Garcia Hamilton Quality Bond Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 10.85%
Finance - 10.29%
Citigroup, Inc.,
4.40%, Due 6/10/2025	$1,465	$1,557
4.45%, Due 9/29/2027	965	1,012
Goldman Sachs Group Inc.,	1,555	1,669
1.726%, Due 11/15/2018A	750	755
3.85%, Due 7/8/2024	1,555	1,669
JP Morgan Chase & Co.,
1.00%, Due 1/28/2019A	1,135	1,139
3.875%, Due 2/1/2024	915	1,001
Morgan Stanley,
3.875%, Due 4/29/2024	1,560	1,673
3.875%, Due 1/27/2026	605	646
Wells Fargo & Company, 4.10%, Due 6/3/2026	1,840	1,989

		11,441

Telecommunications - 0.56%
Pacific Bell Telephone Co., 7.125%, Due 3/15/2026	485	628

Total Corporate Obligations (Cost $11,966)		12,069

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.32%
Federal Farm Credit Bank,
0.463%, Due 11/27/2017A	500	499
0.519%, Due 4/9/2018A	2,275	2,271
0.532%, Due 4/16/2018	1,270	1,268
0.543%, Due 5/25/2018A	5,765	5,761
Federal Home Loan Bank,
0.642%, Due 8/25/2017A	1,075	1,076
0.505%, Due 9/5/2017	1,445	1,444
0.645%, Due 10/25/2017	130	130
0.535%, Due 12/5/2017A	5,135	5,133
0.54%, Due 12/7/2017A	2,540	2,537
0.587%, Due 5/4/2018	925	925
Federal National Mortgage Association,
0.507%, Due 7/20/2017A	2,755	2,754
0.518%, Due 11/13/2017	1,485	1,484
0.594%, Due 3/21/2018	5,095	5,097

Total U.S. Government Agency Obligations (Cost $30,391)		30,379

U.S. TREASURY OBLIGATIONS - 9.39%
U.S. Treasury Note/Bond,
2.75%, Due 8/15/2042	855	962
2.875%, Due 8/15/2045	8,255	9,483

Total U.S. Treasury Obligations (Cost $9,935)		10,445

American Beacon Garcia Hamilton Quality Bond Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 6.10% (Cost $6,782)
American Beacon U.S. Government Money Market Select Fund, Select ClassB	6,781,538	$6,782

TOTAL INVESTMENTS - 53.66% (Cost $59,074)		59,675
OTHER ASSETS, NET OF LIABILITIES - 46.34%		51,523

TOTAL NET ASSETS - 100.00%		$111,198

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Federal Farm Credit Bank, 0.543%, Due 5/25/2018		5.2
Federal National Mortgage Association, 0.594%, Due 3/21/2018		4.6
Federal Home Loan Bank, 0.535%, Due 12/5/2017		4.6
Federal National Mortgage Association, 1.000%, Due 7/20/2017		2.5
Federal Home Loan Bank, 0.535%, Due 12/7/2017		2.3
Federal Farm Credit Bank, 0.519%, Due 4/9/2018		2.0
Wells Fargo & Company, 4.100%, Due 6/3/2026		1.8
Goldman Sachs Group Inc., 3.850%, Due 7/8/2024		1.5
Morgan Stanley, 3.875%, Due 4/29/2024		1.5
Citigroup, Inc., 4.400%, Due 6/10/2025		1.4

Total Fund Holdings	25

Sector Weightings (% Fixed Income)
Government Agency Obligations	50.9
Finance	19.2
U.S. Treasury	17.5
Cash Equivalent	11.4
Telecommunications	1.0

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.20%
Common Stocks - (Cost $28,214)
Caltex Australia Ltd.	644,353	$16,238
James Hardie Industries PLC, CDIA G	644,973	10,685
Westfield Corp.B	743,777	6,037

Total Australia		32,960

Belgium - 2.11%
Common Stocks - (Cost $49,018)
Anheuser-Busch InBev S.A.	262,957	33,897
KBC Groep N.V.	295,095	15,336
UCB S.A.	113,020	8,841

Total Belgium		58,074

Canada - 1.77%
Common Stocks - (Cost $52,533)
Canadian National Railway Co.C	212,500	13,472
MDA Corp.D	130,889	8,585
National Bank of Canada	376,302	12,886
Precision Drilling Corp.	893,626	3,812
Suncor Energy, Inc.	372,195	10,017

Total Canada		48,772

Denmark - 0.55%
Common Stocks - (Cost $14,521)
Carlsberg A.S. Class B	151,583	15,048

Finland - 0.70%
Common Stocks - (Cost $17,415)
Sampo OYJ Class A	463,649	19,216

France - 10.47%
Common Stocks - (Cost $278,116)
AXA S.A.	422,197	8,605
BNP Paribas	634,702	31,474
Cap Gemini S.A.	222,195	21,351
Cie de Saint-Gobain	252,759	10,710
Cie Generale des Etablissements Michelin	115,664	11,824
Crédit Agricole S.A.	935,180	8,281
ENGIE SA	1,229,827	20,246
Iliad S.A.	2,050	398
Legrand S.A.	202,208	11,156
Sanofi	407,502	34,693
Schneider Electric S.A.	364,099	23,821
Technip S.A.	164,769	9,197
Total S.A.	1,097,537	52,469
Valeo S.A.	305,320	15,668
Vinci S.A.	257,674	19,558
Zodiac Aerospace	385,570	8,686

Total France		288,137

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Germany - 7.54%
Common Stocks - (Cost $147,241)
Bayer AG Reg.	216,833	$23,326
Deutsche Boerse AG	49,785	4,181
Deutsche Lufthansa AG	706,330	8,394
HeidelbergCement AG	162,059	13,723
Infineon Technologies AG	737,800	12,208
Lanxess AG	226,791	10,713
Linde AG	131,560	18,929
Merck KGaA	151,975	16,780
METRO AG	240,892	7,751
SAP AG	467,194	40,955
Siemens AG Reg.	113,970	12,375
Thyssenkrupp AG	296,800	6,802

Total Common Stocks		176,137

Preferred Stocks - (Cost $40,271)
Volkswagen AG	222,194	31,250

Total Germany		207,387

Hong Kong/China - 2.95%
Common Stocks - (Cost $74,394)
AIA Group Ltd.	1,556,862	9,642
Cheung Kong Property Holdings Ltd.	1,248,082	8,912
China Merchants Holdings Intl.	2,298,044	6,739
China Mobile Ltd.	2,119,776	26,134
CK Hutchison Holdings Ltd.	873,082	10,218
CNOOC Ltd.	14,574,635	17,433
GCL-Poly Energy Holdings Ltd.	15,050,317	2,056

Total Hong Kong/China		81,134

Ireland - 1.05%
Common Stocks - (Cost $24,368)
CRH PLCA	607,201	18,499
Ryanair Holdings PLCA	147,000	10,403

Total Ireland		28,902

Israel - 1.51%
Common Stocks - (Cost $39,226)
Teva Pharmaceutical Industries Ltd., Sponsored ADR E	778,703	41,661

Italy - 0.85%
Common Stocks - (Cost $29,523)
Azimut Holding SpA	437,091	6,871
ENI SpA	807,278	12,346
UniCredit SpA	1,739,971	4,264

Total Italy		23,481

Japan - 15.14%
Common Stocks - (Cost $383,600)
ABC-Mart, Inc.C	166,800	10,789
Asahi Group Holdings Ltd.	101,700	3,485

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Canon, Inc.	72,800	$2,094
Daiwa House Industry Co., Ltd.	966,000	27,446
Don Quijote Co., Ltd.	656,900	26,106
East Japan Railway Co.	270,300	25,127
Hitachi Ltd.	5,013,000	23,410
Isuzu Motors Ltd.	1,187,000	15,693
Japan Airlines Co., Ltd.	483,000	15,129
Japan Tobacco, Inc.	380,500	15,010
KDDI Corp.	1,865,500	57,500
Kirin Holdings Co., Ltd.	742,100	12,851
Komatsu Ltd.	640,500	12,677
Konica Minolta, Inc.	1,726,200	14,143
Nikon Corp.D	522,000	7,474
Nissan Motor Co., Ltd.	1,102,900	10,939
Omron Corp.	154,800	5,219
Seven & I Holdings Co., Ltd.	436,000	18,387
Softbank Corp.	300,200	16,779
Sony Corp.	568,700	18,292
Sumitomo Metal Mining Co. Ltd.	187,000	2,279
Sumitomo Mitsui Financial Group, Inc.	1,258,700	40,807
Sumitomo Rubber Industries Ltd.	304,500	4,369
Suntory Beverage & Food Ltd.	229,400	10,061
Toshiba Corp.	3,694,000	9,746
Toyota Motor Corp.	83,100	4,800
United Arrows Ltd.	207,600	5,866

Total Japan		416,478

Luxembourg - 0.69%
Common Stocks - (Cost $18,792)
ArcelorMittalC	724,531	4,657
RTL Group S.A.	114,929	9,796
Tenaris S.A.	329,191	4,402

Total Luxembourg		18,855

Netherlands - 6.12%
Common Stocks - (Cost $166,141)
Aegon N.V.	2,216,920	9,037
Akzo Nobel	616,533	39,951
ING Groep N.V, CVA H	1,962,733	21,943
Koninklijke Philips Electronics N.V.	209,276	5,585
PostNL N.V.C	1,492,795	5,734
QIAGEN N.V.C	303,816	7,974
RELX N.V.	1,158,798	20,955
Royal Dutch Shell PLC, Class AA	1,037,527	26,693
SBM Offshore N.V.	602,300	8,047
Wolters Kluwer N.V.	536,007	22,547

Total Netherlands		168,466

Norway - 1.11%
Common Stocks - (Cost $29,502)
Telenor ASA	1,822,238	30,431

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Portugal - 0.25%
Common Stocks - (Cost $7,594)
Galp Energia SGPS S.A.	499,083	$6,813

Singapore - 1.03%
Common Stocks - (Cost $18,130)
DBS Group Holdings Ltd.	1,094,381	12,579
Singapore Telecommunications Ltd.	5,068,895	15,757

Total Singapore		28,336

South Korea - 4.29%
Common Stocks - (Cost $114,373)
Hana Financial Group, Inc.	503,063	12,373
Hyundai Mobis Co., Ltd.	39,389	8,967
Hyundai Motor Co.	90,851	10,706
KB Financial Group, Inc., ADRE	288,657	9,168
KT&G Corp.	71,054	7,675
Samsung Electronics Co., Ltd.	33,862	46,523
SK Telecom Co., Ltd.	110,198	22,627

Total South Korea		118,039

Spain - 1.50%
Common Stocks - (Cost $47,116)
CaixaBank S.A.	4,465,867	11,219
Red Electrica Corp S.A.	483,898	11,085
Repsol S.A.	194,499	2,452
Telefonica S.A.	1,687,403	16,541

Total Spain		41,297

Sweden - 1.65%
Common Stocks - (Cost $43,991)
Alfa Laval AB	27,661	436
Assa Abloy AB	1,028,473	22,572
Getinge AB, Class B	450,388	9,132
Swedbank AB, Class A	627,754	13,190

Total Sweden		45,330

Switzerland - 7.79%
Common Stocks - (Cost $210,734)
ABB Ltd.	710,902	15,110
Aryzta AG	327,495	12,317
Cie Financiere Richemont S.A. Reg.	223,297	13,582
Clariant AG Reg.	368,210	6,409
Credit Suisse Group AG Reg.	590,617	6,795
Novartis AG	886,022	73,408
Roche Holding AG Genusschein	152,945	39,056
Swiss Re AG	110,671	9,289
UBS Group AG	1,256,793	17,311
Zurich Insurance Group AG	88,016	21,151

Total Switzerland		214,428

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
United Kingdom - 21.46%
Common Stocks - (Cost $626,625)
Aon PLCA	168,599	$18,052
Aviva PLCA	4,197,072	21,724
BAE Systems PLCA	1,673,090	11,824
Balfour Beatty PLCA C	2,655,985	7,793
Barclays PLCA	13,908,822	28,450
BHP Billiton PLCA	1,172,428	14,658
BP PLCA	3,337,283	18,853
British American Tobacco PLCA	932,079	59,513
Carnival PLCA	373,031	17,980
Cobham PLCA	2,039,439	4,618
Diageo PLCA	516,383	14,768
Direct Line Insurance Group PLCA	1,471,989	6,822
GlaxoSmithKline PLCA	1,127,076	25,179
Glencore Xstrata PLCA	3,927,820	9,708
Howden Joinery Group PLCA	1,765,732	10,095
HSBC Holdings PLCA	1,741,804	11,356
Informa PLCA	1,225,246	11,578
J Sainsbury PLCA	2,934,689	8,712
Johnson Matthey PLCA	139,529	6,049
Kingfisher PLCA	1,793,333	7,982
Lloyds Banking Group PLCA	18,930,965	13,316
Marks & Spencer Group PLCA	1,951,062	8,245
Michael Page International PLCA	441,112	1,974
Petrofac Ltd.	649,264	6,406
Provident Financial Holdings PLCA	267,704	9,598
Prudential PLCA	2,017,988	35,655
RELX PLCA	987,498	18,754
Royal Dutch Shell PLC, Class BA	1,612,809	42,732
Shire PLCA	433,997	27,977
Sky PLCA	849,677	10,351
SSE PLCA D	614,924	12,338
Standard Chartered PLCA	1,911,397	15,294
Tesco PLCA C	3,116,011	6,433
Unilever PLCA	289,178	13,523
Vodafone Group PLCA	9,847,522	29,917
Wolseley PLCA	390,627	21,759

Total United Kingdom		589,986

SHORT-TERM INVESTMENTS - 7.80% (Cost $214,683)
American Beacon U.S. Government Money Market Select Fund, Select ClassF	214,683,309	214,683

SECURITIES LENDING COLLATERAL - 0.73% (Cost $20,198)
DWS Government and Agency Securities Portfolio, Institutional Class	2,068,182	2,068
American Beacon U.S. Government Money Market Select Fund, Select ClassF	18,130,233	18,130

Total Securities Lending Collateral		20,198

TOTAL INVESTMENTS - 100.26% (Cost $2,696,319)		2,758,112
LIABILITIES, NET OF OTHER ASSETS - (0.26)%		(7,202)

TOTAL NET ASSETS - 100.00%		$2,750,910

Percentages are stated as a percent of net assets.

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

A	PLC - Public Limited Company.
B	REIT - Real Estate Investment Trust.
C	Non-income producing security.
D	All or a portion of this security is on loan at July 31, 2016.
E	ADR - American Depositary Receipt.
F	The Fund is affiliated by having the same investment advisor.
G	CDI – Chess Depository Interest
H	CVA – Dutch Certificate

Futures Contracts Open on July 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	Long	76	August 2016	$7,587,646	$39,818
ASX SPI 200 Index Futures	Long	168	September 2016	17,615,489	901,615
CAC40 Index Futures	Long	456	August 2016	22,632,936	486,752
DAX Index Futures	Long	72	September 2016	20,780,051	1,267,161
FTSE 100 Index Futures	Long	506	September 2016	44,710,224	2,946,685
FTSE/MIB Index Futures	Long	48	September 2016	4,513,144	154,763
Hang Seng Index Futures	Long	56	August 2016	7,858,218	(63,841)
IBEX 35 Index Futures	Long	73	August 2016	6,995,139	77,645
OMX 30 Index Futures	Long	395	August 2016	6,395,612	117,392
S&P/TSX 60 Index Futures	Long	158	September 2016	20,465,638	594,901
TOPIX Index Futures	Long	427	September 2016	55,595,580	2,130,246

				$215,149,677	$8,653,137

Forward Foreign Currency Exchange Contracts July 31, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SEK	527,923	9/8/2016	BNP	$—	$(7,817)	$(7,817)
Buy	EUR	4,926,388	9/8/2016	BNP	46,440	—	46,440
Buy	EUR	25,650,807	9/8/2016	BNP	—	(227,527)	(227,527)
Sell	EUR	5,683,426	9/8/2016	BNP	—	(40,171)	(40,171)
Sell	CAD	2,599,293	9/8/2016	BNP	35,856	—	35,856
Sell	SEK	1,631,509	9/8/2016	BNP	62,528	—	62,528
Sell	CHF	1,078,210	9/8/2016	BNP	10,329	—	10,329
Buy	CAD	1,761,973	9/8/2016	BOA	—	(7,710)	(7,710)
Buy	AUD	2,202,854	9/8/2016	BOA	38,838	—	38,838
Buy	SEK	3,754,719	9/8/2016	BOM	—	(204,054)	(204,054)
Sell	SEK	492,637	9/8/2016	BRC	18,007	—	18,007
Buy	GBP	25,561,056	9/8/2016	CBK	—	(2,352,525)	(2,352,525)
Buy	EUR	36,367,914	9/8/2016	CBK	—	(623,860)	(623,860)
Buy	CHF	14,563,533	9/8/2016	CBK	—	(5,930)	(5,930)
Sell	GBP	3,380,792	9/8/2016	CBK	361,906	—	361,906
Sell	EUR	5,107,769	9/8/2016	CBK	40,448	—	40,448
Sell	JPY	6,093,517	9/8/2016	CBK	—	(119,106)	(119,106)
Sell	CHF	2,473,785	9/8/2016	CBK	29,398	—	29,398
Sell	EUR	15,934,626	9/8/2016	CBK	198,200	—	198,200
Sell	GBP	3,972,941	9/8/2016	CBK	—	(27,579)	(27,579)
Buy	CHF	1,447,262	9/8/2016	GLM	11,512	—	11,512
Buy	JPY	7,487,807	9/8/2016	GLM	289,294	—	289,294
Buy	JPY	23,587,775	9/8/2016	GLM	828,159	—	828,159
Buy	CAD	13,505,330	9/8/2016	GLM	—	(210,727)	(210,727)
Sell	JPY	4,221,239	9/8/2016	GLM	—	(112,154)	(112,154)

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	5,136,747	9/8/2016	GLM	$46,205	$—	$46,205
Buy	JPY	4,483,717	9/8/2016	HUS	—	(60,874)	(60,874)
Buy	CAD	2,917,981	9/8/2016	HUS	19,366	—	19,366
Buy	SEK	2,540,219	9/8/2016	HUS	—	(81,642)	(81,642)
Buy	CHF	1,934,070	9/8/2016	JPM	6,275	—	6,275
Buy	GBP	3,443,031	9/8/2016	JPM	83,431	—	83,431
Buy	AUD	7,099,689	9/8/2016	JPM	191,208	—	191,208
Buy	EUR	4,865,805	9/8/2016	MYC	15,147	—	15,147
Buy	GBP	5,736,619	9/8/2016	MYC	56,674	—	56,674
Buy	CHF	7,930,997	9/8/2016	MYC	—	(83,126)	(83,126)
Sell	CAD	2,001,801	9/8/2016	MYC	11,482	—	11,482
Sell	SEK	578,468	9/8/2016	RBC	4,868	—	4,868
Sell	SEK	704,068	9/8/2016	RBC	20,471	—	20,471
Buy	JPY	4,197,247	9/8/2016	SCB	14,650	—	14,650
Buy	SEK	491,701	9/8/2016	SCB	548	—	548
Buy	EUR	7,943,801	9/8/2016	SCB	146,183	—	146,183
Buy	GBP	17,384,657	9/8/2016	SCB	—	(1,266,778)	(1,266,778)
Sell	AUD	1,535,255	9/8/2016	SCB	—	(235)	(235)
Sell	GBP	10,624,399	9/8/2016	SCB	1,158,981	—	1,158,981
Buy	GBP	3,511,987	9/8/2016	SOG	—	(13,293)	(13,293)
Buy	JPY	37,845,095	9/8/2016	SOG	1,804,718	—	1,804,718
Sell	JPY	5,302,511	9/8/2016	SOG	—	(118,723)	(118,723)
Sell	AUD	2,004,734	9/8/2016	SOG	—	(58,027)	(58,027)
Sell	JPY	14,154,326	9/8/2016	SOG	—	(230,206)	(230,206)
Sell	EUR	7,480,273	9/8/2016	SOG	75,898	—	75,898
Buy	CAD	1,731,814	9/8/2016	TDB	—	(20,139)	(20,139)
Buy	CAD	9,115,529	9/8/2016	TDB	—	(95,293)	(95,293)
Buy	SEK	817,628	9/8/2016	TDB	9,062	—	9,062
Buy	AUD	10,577,343	9/8/2016	TDB	353,688	—	353,688
Sell	CAD	5,678,150	9/8/2016	TDB	107,390	—	107,390
Buy	CHF	2,845,938	9/8/2016	UAG	51,440	—	51,440
Sell	CAD	1,484,654	9/8/2016	UAG	29,342	—	29,342
Sell	CHF	1,326,284	9/8/2016	UAG	—	(19,662)	(19,662)
Buy	AUD	1,369,517	9/8/2016	WBC	21,129	—	21,129
Buy	AUD	1,290,438	9/8/2016	WBC	20,980	—	20,980
Sell	AUD	1,206,939	9/8/2016	WBC	—	(24,377)	(24,377)
Sell	GBP	5,022,852	9/8/2016	WBC	427,067	—	427,067
Sell	AUD	4,436,831	9/8/2016	WBC	—	(95,036)	(95,036)

					$6,647,118	$(6,106,571)	$540,547

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas SA	GLM	Goldman Sachs Bank USA	SCB	Standard Chartered Bank
BOA	Bank of America, N.A.	HUS	HSBC Bank USA	SOG	Societe Generale
BOM	Bank of Montreal	JPM	JP Morgan Chase Bank N.A.	TDB	Toronto Dominion Bank
BRC	Barclays Bank PLC Wholesale	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG
CBK	Citibank N.A.	RBC	Royal Bank of Canada	WBC	Westpac Banking Corporation

Currency Abbreviations:
AUD	Australian Dollar	Euro	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

American Beacon International Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Novartis AG		2.7
Royal Dutch Shell PLC		2.5
British American Tobacco PLC		2.2
KDDI Corp.		2.1
Total S.A.		1.9
Akzo Nobel		1.5
SAP AG		1.5
Sumitomo Mitsui Financial Group, Inc.		1.5
Teva Pharmaceutical Industries Ltd. Sponsored		1.5
Samsung Electronics Co. Ltd.		1.7

Total Fund Holdings	162

Sector Allocation (% Equities)
Financials	20.5
Consumer Discretionary	13.3
Health Care	12.2
Industrials	11.3
Consumer Staples	9.5
Energy	9.4
Telecommunication Services	8.6
Information Technology	7.0
Materials	6.5
Utilities	1.7

Country Allocation (% Equities)
United Kingdom	23.5
Japan	16.5
France	11.4
Switzerland	8.5
Germany	8.2
Netherlands	6.7
South Korea	4.7
Hong Kong/China	3.2
Belgium	2.3
Canada	1.9
Sweden	1.8
Israel	1.7
Spain	1.6
Australia	1.3
Norway	1.2
Singapore	1.1
Ireland	1.1
Italy	0.9
Finland	0.8
Luxembourg	0.7
Denmark	0.6
Portugal	0.3

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2016, the Trust consists of twenty-five active series, six of which are presented in this filing (the “Funds”): American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Garcia Hamilton Quality Bond Fund and American Beacon International Equity Fund. The remaining nineteen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds, which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2016, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Balanced Fund[1]
Common Stock	$423,321	$—	$—	$423,321
Preferred Stock	1,358	—	—	1,358
Corporate Obligations	—	93,217	—	93,217
Asset-Backed Obligations	—	7,704	—	7,704
Commercial Mortgage-Backed Obligations	—	9,342	—	9,342
U.S. Agency Mortgage-Backed Obligations	—	46,545	—	46,545
U.S. Treasury Obligations	—	96,209	—	96,209
Municipal Obligations	—	2,448	—	2,448
Short-Term Investments - Money Market Funds	42,913	—	—	42,913

Total Investments in Securities	$467,592	$255,465	$—	$723,057

Derivative Financial Instruments - Assets[2]
Futures Contracts	$898	$—	$—	$898

Total Derivative Financial Instruments	$898	$—	$—	$898

	Level 1	Level 2	Level 3	Total
Large Cap Value Fund[1]
Common Stock	$8,503,201	$—	$—	$8,503,201
Short-Term Investments - Money Market Funds	61,167	—	—	61,167

Total Investments in Securities	$8,564,368	$—	$—	$8,564,368

Derivative Financial Instruments - Assets[2]
Futures Contracts	$3,005	$—	$—	$3,005

Total Derivative Financial Instruments	$3,005	$—	$—	$3,005

	Level 1	Level 2	Level 3	Total
Mid-Cap Value Fund[1]
Common Stock	$581,019	$—	$—	$581,019
Short-Term Investments - Money Market Funds	18,249	—	—	18,249
Securities Lending Collateral - Money Market Funds	17,530	—	—	17,530

Total Investments in Securities	$616,798	$—	$—	$616,798

Derivative Financial Instruments - Assets[2]
Futures Contracts	$478	$—	$—	$478

Total Derivative Financial Instruments	$478	$—	$—	$478

	Level 1	Level 2	Level 3	Total
Small Cap Value Fund[1]
Common Stock	$5,732,742	$—	$—	$5,732,742
Exchange Traded Instruments	2,016	—	—	2,016
Short-Term Investments - Money Market Funds	244,304	—	—	244,304
Securities Lending Collateral - Money Market Funds	211,618	—	—	211,618

Total Investments in Securities	$6,190,680	$—	$—	$6,190,680

Derivative Financial Instruments - Assets[2]
Futures Contracts	$12,214	$—	$—	$12,214

Total Derivative Financial Instruments	$12,214	$—	$—	$12,214

	Level 1	Level 2	Level 3	Total
Garcia Hamilton Quality Bond Fund[1]
Corporate Obligations	$—	$12,069	$—	$12,069
U.S. Government Agency Obligations	—	30,379	—	30,379
U.S. Treasury Obligations	—	10,445	—	10,445
Short-Term Investments - Money Market Funds	6,782	—	—	6,782

Total Investments in Securities	$6,782	$52,893	$—	$59,675

	Level 1	Level 2	Level 3	Total
International Equity Fund[1]
Foreign Common Stock	$2,491,981	$—	$—	$2,491,981
Foreign Preferred Stock	31,250	—	—	31,250
Short-Term Investments - Money Market Funds	214,683	—	—	214,683
Securities Lending Collateral - Money Market Funds	20,198	—	—	20,198

Total Investments in Securities	$2,758,112	$—	$—	$2,758,112

Derivative Financial Instruments-Assets[2]
Futures Contracts	$8,717	$—	$—	$8,717
Foreign Currency Contracts	—	6,647	—	6,647

Total Derivative Financial Instruments	$8,717	$6,647	$—	$15,364

Derivative Financial Instruments-Liabilities[2]
Futures Contracts	$(64)	$—	$—	$(64)
Foreign Currency Contracts	—	(6,106)	—	(6,106)

Total Derivative Financial Instruments	$(64)	$(6,106)	$—	$(6,170)

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. For the period ended July 31, 2016, there were no transfers between levels.

Securities and other Investments

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Chess Depository Instruments (“CDIs”)

CDIs are financial products in which a unit of beneficial ownership is the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the year ended July 31, 2016 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in the Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The Mid-Cap Value, Small Cap Value, and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended July 31, 2016, the International Equity Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended July 31, 2016, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. The Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Funds subsequently falls, the Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Funds.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Funds overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Funds and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2016, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$682,799	$73,067	$(32,809)	$40,258
Large Cap Value	7,876,489	1,427,003	(739,124)	687,879
Mid-Cap Value	604,108	56,239	(43,549)	12,690
Small Cap Value	5,480,390	990,833	(280,543)	710,290
Garcia Hamilton	59,074	623	(22)	601
International Equity	2,720,098	256,775	(218,761)	38,014

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended July 31, 2016, the Balanced Fund had $2,261 short-term and $3,647 long-term capital loss carryforwards, the Mid-Cap Value Fund had $9,179 short-term and $6,265 long-term capital loss carryforwards, the Small Cap Value Fund had $12,575 short-term capital loss carryforwards, and the International Equity Fund had $17,808 short-term and $27,265 long-term capital loss carryforwards (in thousands).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2016

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: September 29, 2016

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